UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	12/31/2018

Item 1. Schedule of Investments

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 58.9%
Aerospace & Defense 1.1%
AAR Corp.	3,900	$ 145,626
Airbus SE (France)	1,258	121,298
BAE Systems PLC (United Kingdom)	7,092	41,593
Dassault Aviation SA (France)	5	6,957
Elbit Systems Ltd. (Israel)	45	5,158
Leonardo SpA (Italy)	960	8,478
Lockheed Martin Corp.	8,600	2,251,824
Meggitt PLC (United Kingdom)	1,812	10,899
Moog, Inc. (Class A Stock)	1,400	108,472
MTU Aero Engines AG (Germany)	111	20,230
Raytheon Co.(a)	13,600	2,085,560
Rolls-Royce Holdings PLC (United Kingdom)*	3,746	39,706
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	172,316	220
Safran SA (France)	726	87,777
Singapore Technologies Engineering Ltd. (Singapore)	3,100	7,931
Thales SA (France)	231	27,031
United Technologies Corp.	14,800	1,575,904
Vectrus, Inc.*	2,300	49,634
Wesco Aircraft Holdings, Inc.*	4,000	31,600
		6,625,898
Air Freight & Logistics 0.2%
Bollore SA (France)	1,864	7,474
Deutsche Post AG (Germany)	2,148	58,997
Forward Air Corp.	700	38,395
Hub Group, Inc. (Class A Stock)*	1,200	44,484
Radiant Logistics, Inc.*	16,100	68,425
Royal Mail PLC (United Kingdom)	1,955	6,785
SG Holdings Co. Ltd. (Japan)	200	5,184
United Parcel Service, Inc. (Class B Stock)	11,600	1,131,348
Yamato Holdings Co. Ltd. (Japan)	700	19,219
		1,380,311
Airlines 0.6%
ANA Holdings, Inc. (Japan)	230	8,258
Delta Air Lines, Inc.	34,500	1,721,550
Deutsche Lufthansa AG (Germany)	502	11,406
easyJet PLC (United Kingdom)	338	4,776
International Consolidated Airlines Group SA (United Kingdom)	1,236	9,811
Japan Airlines Co. Ltd. (Japan)	200	7,088

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	1,200	$ 8,283
United Continental Holdings, Inc.*	21,500	1,800,195
		3,571,367
Auto Components 0.1%
Aisin Seiki Co. Ltd. (Japan)	350	12,042
Bridgestone Corp. (Japan)	1,360	52,356
Cie Generale des Etablissements Michelin SCA (France)	364	36,195
Continental AG (Germany)	234	32,593
Dana, Inc.	4,300	58,609
Denso Corp. (Japan)	950	42,001
Faurecia SA (France)	189	7,173
Koito Manufacturing Co. Ltd. (Japan)	200	10,253
Minth Group Ltd. (China)	2,000	6,462
Modine Manufacturing Co.*	500	5,405
NGK Spark Plug Co. Ltd. (Japan)	300	5,938
Nokian Renkaat OYJ (Finland)	253	7,794
Pirelli & C SpA (Italy), 144A*	811	5,231
Stanley Electric Co. Ltd. (Japan)	300	8,402
Sumitomo Electric Industries Ltd. (Japan)	1,600	21,166
Sumitomo Rubber Industries Ltd. (Japan)	400	4,714
Superior Industries International, Inc.	1,800	8,658
Tenneco, Inc. (Class A Stock)	5,200	142,428
Tower International, Inc.	700	16,660
Toyoda Gosei Co. Ltd. (Japan)	150	2,944
Toyota Industries Corp. (Japan)	350	16,089
Valeo SA (France)	510	14,947
Yokohama Rubber Co. Ltd. (The) (Japan)	300	5,616
		523,676
Automobiles 0.1%
Bayerische Motoren Werke AG (Germany)	720	58,568
Daimler AG (Germany)	1,978	104,375
Ferrari NV (Italy)	261	26,055
Fiat Chrysler Automobiles NV (United Kingdom)*	2,301	33,462
Honda Motor Co. Ltd. (Japan)	3,500	91,927
Isuzu Motors Ltd. (Japan)	1,150	16,159
Mazda Motor Corp. (Japan)	1,360	13,988
Mitsubishi Motors Corp. (Japan)	1,470	7,991
Nissan Motor Co. Ltd. (Japan)	5,000	40,028
Peugeot SA (France)	1,279	27,347
Renault SA (France)	409	25,614
Subaru Corp. (Japan)	1,300	27,955

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Suzuki Motor Corp. (Japan)	700	$ 35,370
Toyota Motor Corp. (Japan)	4,904	284,685
Volkswagen AG (Germany)	72	11,508
Yamaha Motor Co. Ltd. (Japan)	600	11,721
		816,753
Banks 4.0%
ABN AMRO Group NV (Netherlands), CVA, 144A	901	21,221
AIB Group PLC (Ireland)	1,970	8,326
Aozora Bank Ltd. (Japan)	260	7,755
Atlantic Capital Bancshares, Inc.*	5,100	83,487
Australia & New Zealand Banking Group Ltd. (Australia)	6,194	106,703
BancFirst Corp.	1,200	59,880
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,505	77,527
Banco de Sabadell SA (Spain)	12,767	14,651
Banco Santander SA (Spain)	35,158	161,211
Bancorp, Inc. (The)*	7,600	60,496
Bank Hapoalim BM (Israel)	2,274	14,365
Bank Leumi Le-Israel BM (Israel)	3,396	20,508
Bank of America Corp.	192,200	4,735,808
Bank of East Asia Ltd. (The) (Hong Kong)	2,600	8,238
Bank of Ireland Group PLC (Ireland)	2,128	11,852
Bank of Kyoto Ltd. (The) (Japan)	120	4,925
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,300	103,455
Bank of Queensland Ltd. (Australia)	843	5,761
Bankia SA (Spain)	3,007	8,836
Bankinter SA (Spain)	1,436	11,567
Barclays PLC (United Kingdom)	37,213	71,651
BB&T Corp.	9,900	428,868
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	8,133
BNP Paribas SA (France)	2,431	110,146
BOC Hong Kong Holdings Ltd. (China)	8,000	29,639
CaixaBank SA (Spain)	7,635	27,761
Chemical Financial Corp.	2,100	76,881
Chiba Bank Ltd. (The) (Japan)	1,500	8,345
Citigroup, Inc.	61,470	3,200,128
Commerzbank AG (Germany)*	2,137	14,267
Commonwealth Bank of Australia (Australia)	3,803	193,666
Community Trust Bancorp, Inc.	300	11,883
Concordia Financial Group Ltd. (Japan)	2,400	9,211
ConnectOne Bancorp, Inc.	1,000	18,470
Credit Agricole SA (France)	2,422	26,238
Customers Bancorp, Inc.*	2,800	50,960
Danske Bank A/S (Denmark)	1,559	30,960

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	3,913	$ 67,925
DNB ASA (Norway)	2,070	33,250
Erste Group Bank AG (Austria)*	654	21,819
Farmers National Banc Corp.	2,400	30,576
Fifth Third Bancorp	11,500	270,595
Financial Institutions, Inc.	3,400	87,380
First BanCorp. (Puerto Rico)	24,900	214,140
First Bancorp/Southern Pines NC	700	22,862
First Community Bankshares, Inc.	1,300	40,924
First Financial Corp.	1,300	52,195
First Midwest Bancorp, Inc.	5,800	114,898
Flushing Financial Corp.	1,300	27,989
Fukuoka Financial Group, Inc. (Japan)	340	6,894
Fulton Financial Corp.	12,100	187,308
Great Southern Bancorp, Inc.	800	36,824
Hancock Whitney Corp.	5,200	180,180
Hang Seng Bank Ltd. (Hong Kong)	1,700	37,927
Hanmi Financial Corp.	700	13,790
Hilltop Holdings, Inc.	7,600	135,508
HSBC Holdings PLC (United Kingdom)	43,249	357,578
IBERIABANK Corp.	2,900	186,412
Independent Bank Corp.	1,200	25,224
ING Groep NV (Netherlands)	8,465	91,484
International Bancshares Corp.	1,900	65,360
Intesa Sanpaolo SpA (Italy)	32,371	72,272
Japan Post Bank Co. Ltd. (Japan)	1,000	11,017
JPMorgan Chase & Co.	65,830	6,426,325
KBC Group NV (Belgium)	546	35,581
KeyCorp	24,700	365,066
Lloyds Banking Group PLC (United Kingdom)	153,735	101,510
Mebuki Financial Group, Inc. (Japan)	1,804	4,779
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,374	11,670
Metropolitan Bank Holding Corp.*	1,800	55,530
MidWestOne Financial Group, Inc.	2,000	49,660
Mitsubishi UFJ Financial Group, Inc. (Japan)	25,400	124,445
Mizrahi Tefahot Bank Ltd. (Israel)	326	5,491
Mizuho Financial Group, Inc. (Japan)	52,460	81,377
National Australia Bank Ltd. (Australia)	5,923	100,463
Nordea Bank Abp (Finland)	6,608	55,672
OFG Bancorp (Puerto Rico)	2,000	32,920
Old Second Bancorp, Inc.	2,700	35,100
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,853	56,602
Peapack Gladstone Financial Corp.	1,500	37,770
Peoples Bancorp, Inc.	1,200	36,120

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
QCR Holdings, Inc.	1,700	$ 54,553
Raiffeisen Bank International AG (Austria)	356	9,069
Renasant Corp.	500	15,090
Republic Bancorp, Inc. (Class A Stock)	500	19,360
Resona Holdings, Inc. (Japan)	4,500	21,664
Royal Bank of Scotland Group PLC (United Kingdom)	10,173	28,410
Seven Bank Ltd. (Japan)	1,200	3,431
Shinsei Bank Ltd. (Japan)	320	3,812
Shizuoka Bank Ltd. (The) (Japan)	900	7,053
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,471	33,821
Societe Generale SA (France)	1,670	53,460
Southern National Bancorp of Virginia, Inc.	1,600	21,152
Standard Chartered PLC (United Kingdom)	6,015	46,776
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,917	96,763
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	718	26,255
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,322	37,108
Swedbank AB (Sweden) (Class A Stock)	1,938	43,391
Synovus Financial Corp.	17,100	547,029
UniCredit SpA (Italy)	4,366	49,542
United Community Banks, Inc.	4,000	85,840
United Overseas Bank Ltd. (Singapore)	2,886	51,992
Univest Corp. of Pennsylvania	2,800	60,396
Wells Fargo & Co.	47,600	2,193,408
WesBanco, Inc.	500	18,345
Westpac Banking Corp. (Australia)	7,423	130,869
Yamaguchi Financial Group, Inc. (Japan)	400	3,829
		23,514,609
Beverages 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	1,647	109,226
Asahi Group Holdings Ltd. (Japan)	800	31,049
Carlsberg A/S (Denmark) (Class B Stock)	228	24,250
Coca-Cola Amatil Ltd. (Australia)	1,132	6,524
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	300	8,943
Coca-Cola Bottling Co. Consolidated	210	37,250
Coca-Cola European Partners PLC (United Kingdom)	465	21,320
Coca-Cola HBC AG (Switzerland)*	465	14,549
Davide Campari-Milano SpA (Italy)	1,374	11,639
Diageo PLC (United Kingdom)	5,320	189,659
Heineken Holding NV (Netherlands)	245	21,047
Heineken NV (Netherlands)	564	49,959
Keurig Dr. Pepper, Inc.	57,200	1,466,608
Kirin Holdings Co. Ltd. (Japan)	1,800	37,584
PepsiCo, Inc.	34,300	3,789,464

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	462	$ 75,888
Remy Cointreau SA (France)	48	5,443
Suntory Beverage & Food Ltd. (Japan)	300	13,529
Treasury Wine Estates Ltd. (Australia)	1,530	15,939
		5,929,870
Biotechnology 1.6%
AbbVie, Inc.	4,600	424,074
Acorda Therapeutics, Inc.*	9,500	148,010
Alexion Pharmaceuticals, Inc.*	3,500	340,760
AMAG Pharmaceuticals, Inc.*	1,600	24,304
Amgen, Inc.	1,100	214,137
BeiGene Ltd. (China), ADR*	71	9,958
Biogen, Inc.*	7,700	2,317,084
BioSpecifics Technologies Corp.*	1,900	115,140
Celgene Corp.*	32,800	2,102,152
CSL Ltd. (Australia)	984	128,680
Emergent BioSolutions, Inc.*	3,400	201,552
Enanta Pharmaceuticals, Inc.*	400	28,332
FibroGen, Inc.*	400	18,512
Five Prime Therapeutics, Inc.*	1,700	15,810
Genmab A/S (Denmark)*	131	21,555
Genomic Health, Inc.*	3,300	212,553
Gilead Sciences, Inc.	40,100	2,508,255
Grifols SA (Spain)	635	16,680
Karyopharm Therapeutics, Inc.*	1,600	14,992
MacroGenics, Inc.*	1,700	21,590
Myriad Genetics, Inc.*	5,500	159,885
PDL BioPharma, Inc.*	9,100	26,390
Repligen Corp.*	2,600	137,124
Retrophin, Inc.*	6,200	140,306
Shire PLC	1,988	115,986
Vanda Pharmaceuticals, Inc.*	8,800	229,944
		9,693,765
Building Products 0.2%
AGC, Inc. (Japan)	440	13,854
Apogee Enterprises, Inc.	1,900	56,715
Armstrong World Industries, Inc.	5,100	296,871
Assa Abloy AB (Sweden) (Class B Stock)	2,133	38,253
Cie de Saint-Gobain (France)	1,064	35,551
Continental Building Products, Inc.*	5,000	127,250
Daikin Industries Ltd. (Japan)	530	56,266

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Geberit AG (Switzerland)	81	$ 31,614
Kingspan Group PLC (Ireland)	331	14,224
LIXIL Group Corp. (Japan)	600	7,419
NCI Building Systems, Inc.*	10,100	73,225
Resideo Technologies, Inc.*	12,283	252,416
TOTO Ltd. (Japan)	350	12,066
Universal Forest Products, Inc.	5,400	140,184
		1,155,908
Capital Markets 1.3%
3i Group PLC (United Kingdom)	2,072	20,456
Ameriprise Financial, Inc.	15,400	1,607,298
Amundi SA (France), 144A	116	6,148
ASX Ltd. (Australia)	416	17,562
Blucora, Inc.*	1,500	39,960
BrightSphere Investment Group PLC	1,200	12,816
Credit Suisse Group AG (Switzerland)*	5,560	61,093
Daiwa Securities Group, Inc. (Japan)	3,000	15,192
Deutsche Bank AG (Germany)	4,164	33,476
Deutsche Boerse AG (Germany)	420	50,665
Donnelley Financial Solutions, Inc.*	3,900	54,717
GAMCO Investors, Inc. (Class A Stock)	300	5,067
Goldman Sachs Group, Inc. (The)	11,300	1,887,665
Greenhill & Co., Inc.	1,100	26,840
Hargreaves Lansdown PLC (United Kingdom)	653	15,442
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,600	75,326
Houlihan Lokey, Inc.	3,000	110,400
INTL. FCStone, Inc.*	1,600	58,528
Investec PLC (South Africa)	1,426	8,045
Japan Exchange Group, Inc. (Japan)	1,100	17,794
Julius Baer Group Ltd. (Switzerland)*	473	16,917
London Stock Exchange Group PLC (United Kingdom)	666	34,541
Macquarie Group Ltd. (Australia)	703	53,692
Morgan Stanley	54,800	2,172,820
Natixis SA (France)	2,197	10,377
Nomura Holdings, Inc. (Japan)	7,400	28,211
Partners Group Holding AG (Switzerland)	37	22,455
SBI Holdings, Inc. (Japan)	480	9,380
Schroders PLC (United Kingdom)	293	9,140
Singapore Exchange Ltd. (Singapore)	2,000	10,486
St. James’s Place PLC (United Kingdom)	1,089	13,131

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	18,400	$ 1,160,488
UBS Group AG (Switzerland)*	8,331	103,967
		7,770,095
Chemicals 1.1%
AdvanSix, Inc.*	600	14,604
Air Liquide SA (France)	933	116,117
Air Water, Inc. (Japan)	300	4,540
Akzo Nobel NV (Netherlands)	550	44,391
Arkema SA (France)	141	12,130
Asahi Kasei Corp. (Japan)	2,700	27,781
BASF SE (Germany)	1,985	139,325
Celanese Corp.	13,500	1,214,595
Chemours Co. (The)	9,900	279,378
Chr Hansen Holding A/S (Denmark)	211	18,718
Clariant AG (Switzerland)*	461	8,515
Covestro AG (Germany), 144A	410	20,399
Croda International PLC (United Kingdom)	304	18,193
Daicel Corp. (Japan)	600	6,153
EMS-Chemie Holding AG (Switzerland)	19	9,062
Evonik Industries AG (Germany)	357	8,951
Givaudan SA (Switzerland)	20	46,401
Hitachi Chemical Co. Ltd. (Japan)	200	2,960
Huntsman Corp.	67,900	1,309,791
Incitec Pivot Ltd. (Australia)	3,496	8,053
International Flavors & Fragrances, Inc.	-(r)	55
Israel Chemicals Ltd. (Israel)	1,407	7,970
Johnson Matthey PLC (United Kingdom)	451	16,111
JSR Corp. (Japan)	450	6,748
Kaneka Corp. (Japan)	100	3,581
Kansai Paint Co. Ltd. (Japan)	400	7,675
Koninklijke DSM NV (Netherlands)	395	32,443
Koppers Holdings, Inc.*	2,400	40,896
Kuraray Co. Ltd. (Japan)	700	9,840
LANXESS AG (Germany)	207	9,575
LyondellBasell Industries NV (Class A Stock)	11,800	981,288
Mitsubishi Chemical Holdings Corp. (Japan)	2,800	21,154
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	5,258
Mitsui Chemicals, Inc. (Japan)	400	9,021
Mosaic Co. (The)	34,100	996,061
Nippon Paint Holdings Co. Ltd. (Japan)	350	11,958
Nissan Chemical Corp. (Japan)	300	15,663
Nitto Denko Corp. (Japan)	330	16,496
Novozymes A/S (Denmark) (Class B Stock)	476	21,320

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Olin Corp.	16,000	$ 321,760
Orica Ltd. (Australia)	805	9,773
Shin-Etsu Chemical Co. Ltd. (Japan)	790	61,117
Showa Denko KK (Japan)	300	8,911
Sika AG (Switzerland)	277	35,273
Solvay SA (Belgium)	158	15,833
Stepan Co.	1,800	133,200
Sumitomo Chemical Co. Ltd. (Japan)	3,500	16,912
Symrise AG (Germany)	275	20,375
Taiyo Nippon Sanso Corp. (Japan)	300	4,871
Teijin Ltd. (Japan)	380	6,071
Toray Industries, Inc. (Japan)	3,000	21,072
Tosoh Corp. (Japan)	600	7,780
Trinseo SA	3,900	178,542
Umicore SA (Belgium)	446	17,858
Yara International ASA (Norway)	378	14,643
		6,397,161
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	2,000	13,560
Babcock International Group PLC (United Kingdom)	674	4,212
Brambles Ltd. (Australia)	3,390	24,183
CECO Environmental Corp.*	6,000	40,500
Dai Nippon Printing Co. Ltd. (Japan)	550	11,529
Edenred (France)	531	19,571
Ennis, Inc.	2,100	40,425
G4S PLC (United Kingdom)	3,243	8,150
Herman Miller, Inc.	2,600	78,650
ISS A/S (Denmark)	342	9,587
Knoll, Inc.	4,000	65,920
Park24 Co. Ltd. (Japan)	300	6,586
Pitney Bowes, Inc.	7,000	41,370
Quad/Graphics, Inc.	5,800	71,456
RR Donnelley & Sons Co.	8,700	34,452
Secom Co. Ltd. (Japan)	450	37,261
Securitas AB (Sweden) (Class B Stock)	701	11,274
Societe BIC SA (France)	55	5,621
Sohgo Security Services Co. Ltd. (Japan)	150	7,021
SP Plus Corp.*	1,300	38,402
Steelcase, Inc. (Class A Stock)	4,100	60,803
Toppan Printing Co. Ltd. (Japan)	550	8,070
		638,603

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.0%
Arista Networks, Inc.*	2,200	$ 463,540
Ciena Corp.*	1,500	50,865
Cisco Systems, Inc.	102,000	4,419,660
CommScope Holding Co., Inc.*	31,500	516,285
Juniper Networks, Inc.	5,900	158,769
NetScout Systems, Inc.*	7,100	167,773
Nokia OYJ (Finland)	12,250	70,855
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,684	59,653
Viavi Solutions, Inc.*	5,600	56,280
		5,963,680
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	548	21,270
Arcosa, Inc.	2,833	78,446
Bouygues SA (France)	467	16,801
CIMIC Group Ltd. (Australia)	227	6,914
Comfort Systems USA, Inc.	700	30,576
Eiffage SA (France)	170	14,229
EMCOR Group, Inc.	3,300	196,977
Ferrovial SA (Spain)	1,109	22,512
HOCHTIEF AG (Germany)	46	6,224
JGC Corp. (Japan)	500	7,021
Kajima Corp. (Japan)	1,000	13,392
KBR, Inc.	10,000	151,800
Obayashi Corp. (Japan)	1,500	13,556
Quanta Services, Inc.	4,200	126,420
Shimizu Corp. (Japan)	1,200	9,752
Skanska AB (Sweden) (Class B Stock)	798	12,743
Sterling Construction Co., Inc.*	4,900	53,361
Taisei Corp. (Japan)	430	18,381
Vinci SA (France)	1,103	91,088
		891,463
Construction Materials 0.0%
Boral Ltd. (Australia)	2,497	8,687
CRH PLC (Ireland)	1,828	48,582
Fletcher Building Ltd. (New Zealand)*	1,717	5,612
HeidelbergCement AG (Germany)	330	20,282
Imerys SA (France)	75	3,614
James Hardie Industries PLC (Ireland)	964	10,256
LafargeHolcim Ltd. (Switzerland)*	1,081	44,751

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction Materials (cont’d.)
Taiheiyo Cement Corp. (Japan)	250	$ 7,712
United States Lime & Minerals, Inc.	300	21,300
		170,796
Consumer Finance 0.6%
Acom Co. Ltd. (Japan)	700	2,283
AEON Financial Service Co. Ltd. (Japan)	300	5,327
American Express Co.	12,500	1,191,500
Capital One Financial Corp.	24,600	1,859,514
Credit Saison Co. Ltd. (Japan)	300	3,518
Green Dot Corp. (Class A Stock)*	1,500	119,280
Navient Corp.	22,600	199,106
Nelnet, Inc. (Class A Stock)	800	41,872
OneMain Holdings, Inc.*	12,800	310,912
		3,733,312
Containers & Packaging 0.1%
Amcor Ltd. (Australia)	2,578	24,010
Greif, Inc. (Class A Stock)	3,600	133,596
Packaging Corp. of America	1,800	150,228
Smurfit Kappa Group PLC (Ireland)	508	13,550
Toyo Seikan Group Holdings Ltd. (Japan)	300	6,882
Westrock Co.	6,900	260,544
		588,810
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,200	74,400
Genuine Parts Co.	13,000	1,248,260
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,182
		1,327,842
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	3,000	141,960
American Public Education, Inc.*	800	22,768
Benesse Holdings, Inc. (Japan)	150	3,810
Laureate Education, Inc. (Class A Stock)*	9,400	143,256
Strategic Education, Inc.	900	102,078
		413,872

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.6%
AMP Ltd. (Australia)	6,215	$ 10,703
Berkshire Hathaway, Inc. (Class B Stock)*	14,200	2,899,356
Challenger Ltd. (Australia)	1,066	7,110
Eurazeo SE (France)	91	6,450
EXOR NV (Netherlands)	227	12,361
FGL Holdings*	3,300	21,978
Groupe Bruxelles Lambert SA (Belgium)	172	15,009
Industrivarden AB (Sweden) (Class C Stock)	418	8,488
Investor AB (Sweden) (Class B Stock)	971	41,319
Jefferies Financial Group, Inc.	29,800	517,328
Kinnevik AB (Sweden) (Class B Stock)	551	13,315
L E Lundbergforetagen AB (Sweden) (Class B Stock)	146	4,313
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,318
ORIX Corp. (Japan)	2,940	42,818
Pargesa Holding SA (Switzerland)	80	5,784
Standard Life Aberdeen PLC (United Kingdom)	4,996	16,370
Tokyo Century Corp. (Japan)	100	4,393
Wendel SA (France)	68	8,164
		3,639,577
Diversified Telecommunication Services 1.6%
AT&T, Inc.	141,300	4,032,702
ATN International, Inc.	1,300	92,989
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,777	3,685
BT Group PLC (United Kingdom)	18,346	55,858
Deutsche Telekom AG (Germany)	7,250	123,600
Elisa OYJ (Finland)	302	12,496
HKT Trust & HKT Ltd. (Hong Kong), (Class SS Stock)	7,720	11,123
Iliad SA (France)	54	7,611
Koninklijke KPN NV (Netherlands)	7,679	22,531
Nippon Telegraph & Telephone Corp. (Japan)	1,500	61,112
Orange SA (France)	4,340	70,570
PCCW Ltd. (Hong Kong)	11,400	6,567
Proximus SADP (Belgium)	305	8,268
Singapore Telecommunications Ltd. (Singapore)	18,300	39,314
Spark New Zealand Ltd. (New Zealand)	4,381	12,195
Swisscom AG (Switzerland)	58	27,897
Telecom Italia SpA (Italy)*	26,019	14,472
Telecom Italia SpA (Italy), RSP	12,084	5,800
Telefonica Deutschland Holding AG (Germany)	1,630	6,402
Telefonica SA (Spain)	10,165	85,670
Telenor ASA (Norway)	1,590	30,928
Telia Co. AB (Sweden)	5,994	28,463
Telstra Corp. Ltd. (Australia)	9,013	18,046

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
TPG Telecom Ltd. (Australia)	988	$ 4,467
United Internet AG (Germany)	254	11,179
Verizon Communications, Inc.	76,950	4,326,129
Vonage Holdings Corp.*	5,300	46,269
		9,166,343
Electric Utilities 0.8%
AusNet Services (Australia)	3,660	4,000
Chubu Electric Power Co., Inc. (Japan)	1,300	18,497
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,807
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	9,846
CLP Holdings Ltd. (Hong Kong)	3,500	39,554
EDP - Energias de Portugal SA (Portugal)	5,736	20,049
Electricite de France SA (France)	1,265	20,004
Endesa SA (Spain)	691	15,955
Enel SpA (Italy)	17,693	102,743
Entergy Corp.	1,400	120,498
Eversource Energy	16,900	1,099,176
Exelon Corp.	50,800	2,291,080
Fortum OYJ (Finland)	946	20,706
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	5,500	5,572
Iberdrola SA (Spain)	13,136	105,947
Kansai Electric Power Co., Inc. (The) (Japan)	1,500	22,526
Kyushu Electric Power Co., Inc. (Japan)	800	9,536
MGE Energy, Inc.	1,200	71,952
Orsted A/S (Denmark), 144A	403	27,006
Otter Tail Corp.	500	24,820
Portland General Electric Co.	4,800	220,080
Power Assets Holdings Ltd. (Hong Kong)	3,000	20,852
PPL Corp.	8,600	243,638
Red Electrica Corp. SA (Spain)	903	20,212
Southern Co. (The)	3,100	136,152
SSE PLC (United Kingdom)	2,155	29,736
Terna Rete Elettrica Nazionale SpA (Italy)	2,933	16,676
Tohoku Electric Power Co., Inc. (Japan)	900	11,860
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	3,100	18,424
Verbund AG (Austria)	147	6,250
		4,761,154
Electrical Equipment 0.2%
ABB Ltd. (Switzerland)	4,009	76,621
Atkore International Group, Inc.*	8,600	170,624

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	8,000	$ 478,000
Encore Wire Corp.	2,200	110,396
EnerSys	2,000	155,220
Fuji Electric Co. Ltd. (Japan)	300	8,825
Legrand SA (France)	567	32,083
Melrose Industries PLC (United Kingdom)	10,315	21,586
Mitsubishi Electric Corp. (Japan)	3,900	42,990
Nidec Corp. (Japan)	500	56,636
OSRAM Licht AG (Germany)	239	10,445
Prysmian SpA (Italy)	529	10,279
Schneider Electric SE (France)	1,188	81,625
Siemens Gamesa Renewable Energy SA (Spain)*	466	5,690
Vestas Wind Systems A/S (Denmark)	437	33,107
		1,294,127
Electronic Equipment, Instruments & Components 0.5%
Alps Alpine Co. Ltd. (Japan)	500	9,677
Anixter International, Inc.*	1,600	86,896
AVX Corp.	5,500	83,875
CDW Corp.	13,100	1,061,755
ePlus, Inc.*	300	21,351
Hamamatsu Photonics KK (Japan)	300	10,045
Hexagon AB (Sweden) (Class B Stock)	551	25,489
Hirose Electric Co. Ltd. (Japan)	73	7,133
Hitachi High-Technologies Corp. (Japan)	150	4,684
Hitachi Ltd. (Japan)	2,140	56,772
Ingenico Group SA (France)	144	8,184
Insight Enterprises, Inc.*	2,500	101,875
Keyence Corp. (Japan)	210	106,272
Keysight Technologies, Inc.*	5,200	322,816
Knowles Corp.*	700	9,317
Kyocera Corp. (Japan)	740	36,937
Murata Manufacturing Co. Ltd. (Japan)	380	51,584
National Instruments Corp.	4,400	199,672
Nippon Electric Glass Co. Ltd. (Japan)	180	4,409
Omron Corp. (Japan)	400	14,519
PC Connection, Inc.	800	23,784
Sanmina Corp.*	4,700	113,082
ScanSource, Inc.*	2,500	85,950
Shimadzu Corp. (Japan)	500	9,843
SYNNEX Corp.	2,600	210,184
TDK Corp. (Japan)	280	19,624
Tech Data Corp.*	1,800	147,258
Venture Corp. Ltd. (Singapore)	600	6,136

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Yaskawa Electric Corp. (Japan)	500	$ 12,177
Yokogawa Electric Corp. (Japan)	500	8,623
		2,859,923
Energy Equipment & Services 0.1%
Archrock, Inc.	15,800	118,342
Exterran Corp.*	2,600	46,020
John Wood Group PLC (United Kingdom)	1,443	9,332
Mammoth Energy Services, Inc.	5,000	89,900
Matrix Service Co.*	4,600	82,524
Superior Energy Services, Inc.*	22,200	74,370
Tenaris SA (Luxembourg)	1,094	11,835
Unit Corp.*	6,300	89,964
WorleyParsons Ltd. (Australia)	694	5,562
		527,849
Entertainment 0.8%
Activision Blizzard, Inc.	25,600	1,192,192
DeNA Co. Ltd. (Japan)	200	3,328
Konami Holdings Corp. (Japan)	200	8,718
Marcus Corp. (The)	4,300	169,850
Nexon Co. Ltd. (Japan)*	1,100	14,071
Nintendo Co. Ltd. (Japan)	240	63,791
Toho Co. Ltd. (Japan)	200	7,246
Ubisoft Entertainment SA (France)*	177	14,321
Viacom, Inc. (Class B Stock)	21,500	552,550
Vivendi SA (France)	2,262	55,165
Walt Disney Co. (The)	24,800	2,719,320
		4,800,552
Equity Real Estate Investment Trusts (REITs) 1.4%
American Assets Trust, Inc.	3,300	132,561
American Tower Corp.	1,200	189,828
Apple Hospitality REIT, Inc.	77,200	1,100,872
Armada Hoffler Properties, Inc.	5,800	81,548
Ascendas Real Estate Investment Trust (Singapore), REIT	5,700	10,738
Ashford Hospitality Trust, Inc.	5,000	20,000
Brandywine Realty Trust	22,600	290,862
British Land Co. PLC (The) (United Kingdom), REIT	1,998	13,611
Brixmor Property Group, Inc.	29,800	437,762
CapitaLand Commercial Trust (Singapore), REIT	5,464	7,008
CapitaLand Mall Trust (Singapore), REIT	5,400	8,939

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Chatham Lodging Trust	800	$ 14,144
Chesapeake Lodging Trust	4,800	116,880
CoreCivic, Inc.	27,200	484,976
Cousins Properties, Inc.	11,900	94,010
Covivio (France), REIT	91	8,791
Daiwa House REIT Investment Corp. (Japan)	4	8,958
Dexus (Australia), REIT	2,223	16,587
DiamondRock Hospitality Co.	18,000	163,440
Empire State Realty Trust, Inc. (Class A Stock)	15,500	220,565
Franklin Street Properties Corp.	17,900	111,517
Gecina SA (France), REIT	97	12,575
GEO Group, Inc. (The)	9,100	179,270
Gladstone Commercial Corp.	2,300	41,216
Goodman Group (Australia)	3,451	25,808
GPT Group (The) (Australia), REIT	4,157	15,608
Hammerson PLC (United Kingdom), REIT	1,610	6,765
Host Hotels & Resorts, Inc.	90,700	1,511,969
ICADE (France), REIT	67	5,114
InfraREIT, Inc.*	1,300	27,326
Japan Prime Realty Investment Corp. (Japan), REIT	2	7,604
Japan Real Estate Investment Corp. (Japan), REIT	3	16,862
Japan Retail Fund Investment Corp. (Japan), REIT	6	11,996
Klepierre SA (France)	445	13,766
Land Securities Group PLC (United Kingdom)	1,579	16,207
Lexington Realty Trust	3,000	24,630
Link REIT (Hong Kong)	4,500	45,531
Mirvac Group (Australia)	8,115	12,804
Nippon Building Fund, Inc. (Japan)	3	18,892
Nippon Prologis REIT, Inc. (Japan)	4	8,454
Nomura Real Estate Master Fund, Inc. (Japan), REIT	8	10,531
Park Hotels & Resorts, Inc.	22,300	579,354
Piedmont Office Realty Trust, Inc. (Class A Stock)	9,300	158,472
Prologis, Inc.	6,600	387,552
RLJ Lodging Trust	2,000	32,800
Ryman Hospitality Properties, Inc.	2,700	180,063
Scentre Group (Australia), REIT	11,373	31,199
Segro PLC (United Kingdom), REIT	2,163	16,256
Spirit MTA REIT	6,230	44,420
Spirit Realty Capital, Inc.	35,580	1,254,195
Stockland (Australia)	5,291	13,101
Suntec Real Estate Investment Trust (Singapore), REIT	5,100	6,657
Unibail-Rodamco-Westfield (France), REIT	301	46,757
United Urban Investment Corp. (Japan)	6	9,314
Urstadt Biddle Properties, Inc. (Class A Stock)	1,000	19,220

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vicinity Centres (Australia), REIT	6,933	$ 12,684
Xenia Hotels & Resorts, Inc.	9,400	161,680
		8,500,249
Food & Staples Retailing 0.7%
Aeon Co. Ltd. (Japan)	1,300	25,420
Carrefour SA (France)	1,237	21,136
Casino Guichard Perrachon SA (France)	107	4,462
Coles Group Ltd. (Australia)*	2,466	20,209
Colruyt SA (Belgium)	134	9,540
Costco Wholesale Corp.	2,100	427,791
Dairy Farm International Holdings Ltd. (Hong Kong)	800	7,242
FamilyMart UNY Holdings Co. Ltd. (Japan)	160	20,240
ICA Gruppen AB (Sweden)	166	5,935
Ingles Markets, Inc. (Class A Stock)	1,800	48,996
J Sainsbury PLC (United Kingdom)	3,636	12,293
Jeronimo Martins SGPS SA (Portugal)	494	5,858
Koninklijke Ahold Delhaize NV (Netherlands)	2,712	68,631
Lawson, Inc. (Japan)	100	6,336
METRO AG (Germany)	461	7,099
Seven & i Holdings Co. Ltd. (Japan)	1,600	69,530
SpartanNash Co.	700	12,026
Sundrug Co. Ltd. (Japan)	150	4,460
Tesco PLC (United Kingdom)	21,283	51,652
Tsuruha Holdings, Inc. (Japan)	80	6,859
Village Super Market, Inc. (Class A Stock)	900	24,066
Walgreens Boots Alliance, Inc.	32,300	2,207,059
Walmart, Inc.	10,900	1,015,335
Welcia Holdings Co. Ltd. (Japan)	100	4,523
WM Morrison Supermarkets PLC (United Kingdom)	4,764	12,957
Woolworths Group Ltd. (Australia)	2,857	59,269
		4,158,924
Food Products 1.1%
a2 Milk Co. Ltd. (New Zealand)*	1,482	11,032
Ajinomoto Co., Inc. (Japan)	1,000	17,814
Archer-Daniels-Midland Co.	42,800	1,753,516
Associated British Foods PLC (United Kingdom)	759	19,784
Barry Callebaut AG (Switzerland)	5	7,806
Calbee, Inc. (Japan)	150	4,695
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	18,578
Danone SA (France)	1,340	94,481
Fresh Del Monte Produce, Inc.	1,200	33,924

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Golden Agri-Resources Ltd. (Singapore)	13,000	$ 2,324
Kerry Group PLC (Ireland) (Class A Stock)	351	34,839
Kikkoman Corp. (Japan)	350	18,720
Kraft Heinz Co. (The)	34,800	1,497,792
Lancaster Colony Corp.	140	24,761
Marine Harvest ASA (Norway)	887	18,703
MEIJI Holdings Co. Ltd. (Japan)	250	20,412
Mondelez International, Inc. (Class A Stock)	14,200	568,426
Nestle SA (Switzerland)	6,643	540,250
NH Foods Ltd. (Japan)	150	5,639
Nisshin Seifun Group, Inc. (Japan)	405	8,364
Nissin Foods Holdings Co. Ltd. (Japan)	100	6,281
Orkla ASA (Norway)	1,720	13,555
Pilgrim’s Pride Corp.*	7,800	120,978
Simply Good Foods Co. (The)*	3,100	58,590
Toyo Suisan Kaisha Ltd. (Japan)	200	6,973
Tyson Foods, Inc. (Class A Stock)	28,500	1,521,900
WH Group Ltd. (Hong Kong), 144A	20,500	15,781
Wilmar International Ltd. (Singapore)	4,500	10,292
Yakult Honsha Co. Ltd. (Japan)	250	17,572
Yamazaki Baking Co. Ltd. (Japan)	300	6,268
		6,480,050
Gas Utilities 0.2%
APA Group (Australia)	2,699	16,098
Chesapeake Utilities Corp.	1,300	105,690
Hong Kong & China Gas Co. Ltd. (Hong Kong)	20,237	41,785
Naturgy Energy Group SA (Spain)	735	18,763
New Jersey Resources Corp.	2,800	127,876
Osaka Gas Co. Ltd. (Japan)	800	14,625
South Jersey Industries, Inc.	400	11,120
Southwest Gas Holdings, Inc.	1,800	137,700
Spire, Inc.	1,700	125,936
Toho Gas Co. Ltd. (Japan)	160	6,751
Tokyo Gas Co. Ltd. (Japan)	800	20,280
UGI Corp.	14,800	789,580
		1,416,204
Health Care Equipment & Supplies 1.6%
AngioDynamics, Inc.*	4,500	90,585
Asahi Intecc Co. Ltd. (Japan)	200	8,413
Atrion Corp.	70	51,876
Baxter International, Inc.	10,300	677,946

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
BioMerieux (France)	82	$ 5,402
Boston Scientific Corp.*	12,500	441,750
Cochlear Ltd. (Australia)	132	16,137
Coloplast A/S (Denmark) (Class B Stock)	253	23,527
CONMED Corp.	2,900	186,180
ConvaTec Group PLC (United Kingdom), 144A	2,704	4,797
Danaher Corp.	25,200	2,598,624
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,324	11,496
Haemonetics Corp.*	2,300	230,115
Hoya Corp. (Japan)	850	51,171
IDEXX Laboratories, Inc.*	1,400	260,428
Integer Holdings Corp.*	3,000	228,780
Intuitive Surgical, Inc.*	2,100	1,005,732
Koninklijke Philips NV (Netherlands)	2,047	72,569
LivaNova PLC*	2,100	192,087
Medtronic PLC	21,500	1,955,640
Olympus Corp. (Japan)	680	21,028
Siemens Healthineers AG (Germany), 144A*	349	14,678
Smith & Nephew PLC (United Kingdom)	1,864	34,869
Sonova Holding AG (Switzerland)	119	19,591
STAAR Surgical Co.*	2,100	67,011
Straumann Holding AG (Switzerland)	24	15,194
Stryker Corp.	2,500	391,875
Sysmex Corp. (Japan)	330	15,888
Terumo Corp. (Japan)	650	36,698
Varex Imaging Corp.*	1,400	33,152
William Demant Holding A/S (Denmark)*	207	5,888
Zimmer Biomet Holdings, Inc.	4,500	466,740
		9,235,867
Health Care Providers & Services 1.8%
Alfresa Holdings Corp. (Japan)	400	10,219
CVS Health Corp.	35,300	2,312,856
DaVita, Inc.*	400	20,584
Fresenius Medical Care AG & Co. KGaA (Germany)	460	29,907
Fresenius SE & Co. KGaA (Germany)	905	44,150
HCA Healthcare, Inc.	15,700	1,953,865
HealthEquity, Inc.*	2,500	149,125
Humana, Inc.	3,100	888,088
Medipal Holdings Corp. (Japan)	400	8,580
National HealthCare Corp.	900	70,605
NMC Health PLC (United Arab Emirates)	211	7,376
Providence Service Corp. (The)*	1,800	108,036
Ramsay Health Care Ltd. (Australia)	300	12,175

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Ryman Healthcare Ltd. (New Zealand)	852	$ 6,141
Select Medical Holdings Corp.*	5,300	81,355
Sonic Healthcare Ltd. (Australia)	938	14,582
Suzuken Co. Ltd. (Japan)	165	8,399
Tenet Healthcare Corp.*	6,700	114,838
UnitedHealth Group, Inc.	18,900	4,708,368
		10,549,249
Health Care Technology 0.1%
HealthStream, Inc.	2,700	65,205
HMS Holdings Corp.*	6,600	185,658
M3, Inc. (Japan)	900	12,080
		262,943
Hotels, Restaurants & Leisure 0.7%
Accor SA (France)	397	17,082
Aristocrat Leisure Ltd. (Australia)	1,224	18,788
Biglari Holdings, Inc. (Class B Stock)*	170	19,309
Bloomin’ Brands, Inc.	9,900	177,111
Bojangles’, Inc.*	1,000	16,080
Brinker International, Inc.	500	21,990
Carnival Corp.	3,100	152,830
Carnival PLC	392	18,897
Carrols Restaurant Group, Inc.*	3,600	35,424
Compass Group PLC (United Kingdom)	3,445	72,516
Crown Resorts Ltd. (Australia)	727	6,058
Darden Restaurants, Inc.	400	39,944
Del Frisco’s Restaurant Group, Inc.*	3,000	21,450
Del Taco Restaurants, Inc.*	900	8,991
Dine Brands Global, Inc.	500	33,670
Domino’s Pizza Enterprises Ltd. (Australia)	160	4,561
Extended Stay America, Inc., UTS	28,500	441,750
Flight Centre Travel Group Ltd. (Australia)	111	3,347
Galaxy Entertainment Group Ltd. (Macau)	5,400	34,051
Genting Singapore Ltd. (Singapore)	12,000	8,597
GVC Holdings PLC (United Kingdom)	1,169	10,055
Hilton Grand Vacations, Inc.*	36,800	971,152
InterContinental Hotels Group PLC (United Kingdom)	380	20,564
Marriott International, Inc. (Class A Stock)	3,600	390,816
Marriott Vacations Worldwide Corp.	2,400	169,224
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	4,247
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	538	9,479
Merlin Entertainments PLC (United Kingdom), 144A	1,793	7,268

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM China Holdings Ltd. (Macau)	2,400	$ 3,997
Norwegian Cruise Line Holdings Ltd.*	5,400	228,906
Oriental Land Co. Ltd. (Japan)	410	41,331
Paddy Power Betfair PLC (Ireland)	194	15,933
Penn National Gaming, Inc.*	1,000	18,830
RCI Hospitality Holdings, Inc.	3,100	69,223
Royal Caribbean Cruises Ltd.	10,300	1,007,237
Sands China Ltd. (Macau)	5,200	22,776
Shangri-La Asia Ltd. (Hong Kong)	4,000	5,934
SJM Holdings Ltd. (Macau)	4,000	3,732
Sodexo SA (France)	193	19,792
Tabcorp Holdings Ltd. (Australia)	4,066	12,271
TUI AG (Germany)	938	13,475
Whitbread PLC (United Kingdom)	391	22,854
Wynn Macau Ltd. (Macau)	3,300	7,183
		4,228,725
Household Durables 0.1%
Barratt Developments PLC (United Kingdom)	2,131	12,591
Berkeley Group Holdings PLC (United Kingdom)	257	11,395
Casio Computer Co. Ltd. (Japan)	400	4,719
Cavco Industries, Inc.*	710	92,570
Electrolux AB (Sweden) (Class B Stock)	571	12,095
Husqvarna AB (Sweden) (Class B Stock)	847	6,297
Iida Group Holdings Co. Ltd. (Japan)	300	5,188
KB Home	5,500	105,050
Meritage Homes Corp.*	1,800	66,096
Nikon Corp. (Japan)	700	10,370
Panasonic Corp. (Japan)	4,800	42,995
Persimmon PLC (United Kingdom)	658	16,223
Rinnai Corp. (Japan)	70	4,603
SEB SA (France)	55	7,114
Sekisui Chemical Co. Ltd. (Japan)	800	11,854
Sekisui House Ltd. (Japan)	1,400	20,834
Sharp Corp. (Japan)	480	4,803
Sony Corp. (Japan)	2,700	129,661
Taylor Wimpey PLC (United Kingdom)	6,977	12,126
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	15,982
Tupperware Brands Corp.	3,500	110,495
		703,061
Household Products 0.7%
Essity AB (Sweden) (Class B Stock)	1,291	31,788

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Henkel AG & Co. KGaA (Germany)	222	$ 21,869
Lion Corp. (Japan)	500	10,323
Pigeon Corp. (Japan)	300	12,839
Procter & Gamble Co. (The)	40,275	3,702,078
Reckitt Benckiser Group PLC (United Kingdom)	1,456	111,726
Unicharm Corp. (Japan)	900	29,153
		3,919,776
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	68,900	996,294
Clearway Energy, Inc. (Class A Stock)	2,900	49,068
Clearway Energy, Inc. (Class C Stock)	1,000	17,250
Electric Power Development Co. Ltd. (Japan)	300	7,106
Meridian Energy Ltd. (New Zealand)	2,404	5,482
NRG Energy, Inc.	35,900	1,421,640
Uniper SE (Germany)	467	12,100
		2,508,940
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. (Hong Kong)	5,857	56,219
DCC PLC (United Kingdom)	210	16,049
General Electric Co.	59,900	453,443
Honeywell International, Inc.	20,900	2,761,308
Jardine Matheson Holdings Ltd. (Hong Kong)	500	34,751
Jardine Strategic Holdings Ltd. (Hong Kong)	500	18,366
Keihan Holdings Co. Ltd. (Japan)	200	8,143
Keppel Corp. Ltd. (Singapore)	3,300	14,283
NWS Holdings Ltd. (Hong Kong)	3,900	8,003
Seibu Holdings, Inc. (Japan)	500	8,713
Sembcorp Industries Ltd. (Singapore)	2,300	4,268
Siemens AG (Germany)	1,653	184,991
Smiths Group PLC (United Kingdom)	843	14,678
Toshiba Corp. (Japan)	1,370	38,701
		3,621,916
Insurance 1.5%
Admiral Group PLC (United Kingdom)	447	11,681
Aegon NV (Netherlands)	3,740	17,544
Aflac, Inc.	5,700	259,692
Ageas (Belgium)	416	18,734
AIA Group Ltd. (Hong Kong)	26,100	216,420
Allianz SE (Germany)	929	187,156

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Allstate Corp. (The)	20,800	$ 1,718,704
American Equity Investment Life Holding Co.	6,300	176,022
Assicurazioni Generali SpA (Italy)	2,508	42,073
Aviva PLC (United Kingdom)	8,466	40,596
AXA SA (France)	4,222	91,406
Baloise Holding AG (Switzerland)	105	14,506
CNO Financial Group, Inc.	10,800	160,704
CNP Assurances (France)	354	7,519
Dai-ichi Life Holdings, Inc. (Japan)	2,327	36,161
Direct Line Insurance Group PLC (United Kingdom)	2,971	12,048
FBL Financial Group, Inc. (Class A Stock)	400	26,260
FedNat Holding Co.	600	11,952
Genworth Financial, Inc. (Class A Stock)*	35,700	166,362
Gjensidige Forsikring ASA (Norway)	423	6,632
Hannover Rueck SE (Germany)	137	18,538
Insurance Australia Group Ltd. (Australia)	4,920	24,263
Japan Post Holdings Co. Ltd. (Japan)	3,400	39,185
Legal & General Group PLC (United Kingdom)	12,714	37,533
Lincoln National Corp.	10,800	554,148
Mapfre SA (Spain)	2,259	6,014
Medibank Private Ltd. (Australia)	5,681	10,277
MetLife, Inc.	52,300	2,147,438
MS&AD Insurance Group Holdings, Inc. (Japan)	990	28,235
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	325	71,126
National General Holdings Corp.	7,600	183,996
National Western Life Group, Inc. (Class A Stock)	110	33,077
NN Group NV (Netherlands)	678	27,065
Old Republic International Corp.	11,000	226,270
Poste Italiane SpA (Italy), 144A	1,058	8,497
Protective Insurance Corp. (Class B Stock)	700	11,655
Prudential PLC (United Kingdom)	5,638	100,982
QBE Insurance Group Ltd. (Australia)	2,888	20,517
Reinsurance Group of America, Inc.	1,300	182,299
RSA Insurance Group PLC (United Kingdom)	2,222	14,585
Sampo OYJ (Finland) (Class A Stock)	989	43,771
SCOR SE (France)	362	16,342
Sompo Holdings, Inc. (Japan)	695	23,542
Sony Financial Holdings, Inc. (Japan)	400	7,472
Suncorp Group Ltd. (Australia)	2,765	24,551
Swiss Life Holding AG (Switzerland)*	74	28,624
Swiss Re AG (Switzerland)	659	60,642
T&D Holdings, Inc. (Japan)	1,200	13,876
Tokio Marine Holdings, Inc. (Japan)	1,470	69,796

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Tryg A/S (Denmark)	242	$ 6,101
Unum Group	41,000	1,204,580
Zurich Insurance Group AG (Switzerland)	327	97,833
		8,565,002
Interactive Media & Services 2.3%
Alphabet, Inc. (Class A Stock)*	3,300	3,448,368
Alphabet, Inc. (Class C Stock)*	5,815	6,022,072
Auto Trader Group PLC (United Kingdom), 144A	1,940	11,267
Care.com, Inc.*	3,100	59,861
Facebook, Inc. (Class A Stock)*	31,000	4,063,790
Kakaku.com, Inc. (Japan)	300	5,289
LINE Corp. (Japan)*	200	6,854
REA Group Ltd. (Australia)	112	5,825
Travelzoo*	2,900	28,507
Yahoo Japan Corp. (Japan)	6,056	15,097
		13,666,930
Internet & Direct Marketing Retail 1.9%
1-800-Flowers.com, Inc. (Class A Stock)*	3,400	41,582
Amazon.com, Inc.*	3,700	5,557,289
Booking Holdings, Inc.*	1,490	2,566,406
Delivery Hero SE (Germany), 144A*	186	6,954
eBay, Inc.*	67,400	1,891,918
Liberty Expedia Holdings, Inc. (Class A Stock)*	1,000	39,110
Qurate Retail, Inc.*	60,600	1,182,912
Rakuten, Inc. (Japan)*	1,910	12,797
Zalando SE (Germany), 144A*	238	6,144
ZOZO, Inc. (Japan)	500	9,151
		11,314,263
IT Services 2.4%
Accenture PLC (Class A Stock)	10,100	1,424,201
Amadeus IT Group SA (Spain)	955	66,674
Atos SE (France)	217	17,774
Automatic Data Processing, Inc.	11,100	1,455,432
Booz Allen Hamilton Holding Corp.	1,400	63,098
CACI International, Inc. (Class A Stock)*	1,500	216,045
Capgemini SE (France)	350	34,904
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,031,360
Computershare Ltd. (Australia)	937	11,335
DXC Technology Co.	26,500	1,409,005

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Endurance International Group Holdings, Inc.*	12,500	$ 83,125
Fujitsu Ltd. (Japan)	430	26,776
International Business Machines Corp.	9,100	1,034,397
MAXIMUS, Inc.	1,700	110,653
Nomura Research Institute Ltd. (Japan)	202	7,473
NTT Data Corp. (Japan)	1,345	14,703
Obic Co. Ltd. (Japan)	140	10,804
Otsuka Corp. (Japan)	220	6,028
PayPal Holdings, Inc.*	13,200	1,109,988
Science Applications International Corp.	600	38,220
Sykes Enterprises, Inc.*	2,100	51,933
Travelport Worldwide Ltd.	6,800	106,216
VeriSign, Inc.*	1,700	252,093
Virtusa Corp.*	3,100	132,029
Visa, Inc. (Class A Stock)(a)	34,400	4,538,736
Wirecard AG (Germany)	255	39,197
Wix.com Ltd. (Israel)*	94	8,492
		14,300,691
Leisure Products 0.1%
Bandai Namco Holdings, Inc. (Japan)	400	17,930
Johnson Outdoors, Inc. (Class A Stock)	1,000	58,740
MasterCraft Boat Holdings, Inc.*	1,100	20,570
Sankyo Co. Ltd. (Japan)	50	1,910
Sega Sammy Holdings, Inc. (Japan)	400	5,603
Shimano, Inc. (Japan)	150	21,124
Vista Outdoor, Inc.*	9,700	110,095
Yamaha Corp. (Japan)	300	12,786
		248,758
Life Sciences Tools & Services 0.9%
Eurofins Scientific SE (Luxembourg)	27	10,097
Illumina, Inc.*	8,300	2,489,419
Lonza Group AG (Switzerland)*	165	43,063
Medpace Holdings, Inc.*	4,100	217,013
PRA Health Sciences, Inc.*	2,500	229,900
QIAGEN NV*	493	16,880
Sartorius Stedim Biotech (France)	60	6,013
Syneos Health, Inc.*	800	31,480
Thermo Fisher Scientific, Inc.	10,900	2,439,311
		5,483,176

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 1.2%
Alfa Laval AB (Sweden)	631	$ 13,567
Alstom SA (France)	324	13,112
Amada Holdings Co. Ltd. (Japan)	700	6,283
ANDRITZ AG (Austria)	159	7,319
Atlas Copco AB (Sweden) (Class A Stock)	1,430	34,110
Atlas Copco AB (Sweden) (Class B Stock)	831	18,204
Caterpillar, Inc.	19,700	2,503,279
CNH Industrial NV (United Kingdom)	2,168	19,816
Commercial Vehicle Group, Inc.*	7,000	39,900
Cummins, Inc.	12,300	1,643,772
Daifuku Co. Ltd. (Japan)	220	10,013
Epiroc AB (Sweden) (Class A Stock)*	1,556	14,761
Epiroc AB (Sweden) (Class B Stock)*	789	7,042
FANUC Corp. (Japan)	410	62,049
Federal Signal Corp.	3,400	67,660
GEA Group AG (Germany)	369	9,568
Global Brass & Copper Holdings, Inc.	5,300	133,295
Harsco Corp.*	9,000	178,740
Hino Motors Ltd. (Japan)	500	4,713
Hitachi Construction Machinery Co. Ltd. (Japan)	200	4,664
Hoshizaki Corp. (Japan)	120	7,297
IHI Corp. (Japan)	320	8,811
JTEKT Corp. (Japan)	400	4,433
Kawasaki Heavy Industries Ltd. (Japan)	360	7,688
Kennametal, Inc.	5,700	189,696
KION Group AG (Germany)	140	7,136
Komatsu Ltd. (Japan)	2,000	42,770
Kone OYJ (Finland) (Class B Stock)	726	34,713
Kubota Corp. (Japan)	2,200	31,275
Kurita Water Industries Ltd. (Japan)	200	4,824
Makita Corp. (Japan)	450	15,979
Metso OYJ (Finland)	227	5,972
Milacron Holdings Corp.*	9,100	108,199
MINEBEA MITSUMI, Inc. (Japan)	800	11,531
MISUMI Group, Inc. (Japan)	600	12,587
Mitsubishi Heavy Industries Ltd. (Japan)	700	25,141
Mueller Industries, Inc.	3,500	81,760
Nabtesco Corp. (Japan)	300	6,521
NGK Insulators Ltd. (Japan)	600	8,132
NSK Ltd. (Japan)	800	6,867
PACCAR, Inc.	12,500	714,250
Pentair PLC (United Kingdom)	12,100	457,138
Rexnord Corp.*	700	16,065
Sandvik AB (Sweden)	2,471	35,576

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland)	49	$ 9,566
Schindler Holding AG (Switzerland), (Part. Cert.)	87	17,304
SKF AB (Sweden) (Class B Stock)	905	13,800
SMC Corp. (Japan)	120	36,218
SPX FLOW, Inc.*	1,200	36,504
Standex International Corp.	200	13,436
Sumitomo Heavy Industries Ltd. (Japan)	240	7,139
THK Co. Ltd. (Japan)	250	4,642
Timken Co. (The)	4,700	175,404
TriMas Corp.*	800	21,832
Volvo AB (Sweden) (Class B Stock)	3,407	44,767
Wabash National Corp.	2,200	28,776
Wartsila OYJ Abp (Finland)	945	15,058
Weir Group PLC (The) (United Kingdom)	598	9,912
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	4,372
		7,074,958
Marine 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	9,473
AP Moller - Maersk A/S (Denmark) (Class B Stock)	14	17,646
Kuehne + Nagel International AG (Switzerland)	125	16,085
Mitsui OSK Lines Ltd. (Japan)	220	4,763
Nippon Yusen KK (Japan)	290	4,433
		52,400
Media 0.9%
Axel Springer SE (Germany)	94	5,338
Comcast Corp. (Class A Stock)	101,600	3,459,480
CyberAgent, Inc. (Japan)	250	9,631
Dentsu, Inc. (Japan)	500	22,310
Eutelsat Communications SA (France)	377	7,442
Hakuhodo DY Holdings, Inc. (Japan)	560	8,004
Informa PLC (United Kingdom)	2,664	21,423
ITV PLC (United Kingdom)	7,715	12,286
JCDecaux SA (France)	176	4,950
Liberty Latin America Ltd. (Chile) (Class A Stock)*	4,300	62,264
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,700	24,769
News Corp. (Class A Stock)	21,800	247,430
Pearson PLC (United Kingdom)	1,784	21,382
ProSiebenSat.1 Media SE (Germany)	540	9,648
Publicis Groupe SA (France)	476	27,310
RTL Group SA (Luxembourg)	99	5,300
Schibsted ASA (Norway) (Class B Stock)	259	7,869

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
SES SA (Luxembourg)	747	$ 14,327
Singapore Press Holdings Ltd. (Singapore)	4,100	7,060
TEGNA, Inc.	49,800	541,326
Telenet Group Holding NV (Belgium)	110	5,121
Tribune Media Co. (Class A Stock)	15,700	712,466
Tribune Publishing Co.*	1,500	17,010
WideOpenWest, Inc.*	3,900	27,807
WPP PLC (United Kingdom)	2,834	30,670
		5,312,623
Metals & Mining 0.5%
Alcoa Corp.*	17,100	454,518
Alumina Ltd. (Australia)	5,441	8,800
Anglo American PLC (South Africa)	2,328	52,025
Antofagasta PLC (Chile)	866	8,666
ArcelorMittal (Luxembourg)	1,407	29,567
BHP Group Ltd. (Australia)	6,380	153,251
BHP Group PLC (Australia)	4,594	97,422
BlueScope Steel Ltd. (Australia)	1,295	9,963
Boliden AB (Sweden)*	582	12,669
Commercial Metals Co.	9,900	158,598
Fortescue Metals Group Ltd. (Australia)	3,315	9,778
Fresnillo PLC (Mexico)	581	6,391
Glencore PLC (Switzerland)*	24,560	91,360
Hitachi Metals Ltd. (Japan)	600	6,262
JFE Holdings, Inc. (Japan)	1,100	17,406
Kobe Steel Ltd. (Japan)	610	4,222
Maruichi Steel Tube Ltd. (Japan)	100	3,146
Materion Corp.	2,800	125,972
Mitsubishi Materials Corp. (Japan)	210	5,515
Newcrest Mining Ltd. (Australia)	1,732	26,648
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,717	29,453
Norsk Hydro ASA (Norway)	2,864	13,046
Olympic Steel, Inc.	1,700	24,259
Randgold Resources Ltd. (United Kingdom)	201	16,678
Rio Tinto Ltd. (Australia)	802	44,257
Rio Tinto PLC (Australia)	2,536	121,132
Ryerson Holding Corp.*	3,200	20,288
South32 Ltd. (Australia)	10,921	25,743
Steel Dynamics, Inc.	40,200	1,207,608
Sumitomo Metal Mining Co. Ltd. (Japan)	500	13,380
SunCoke Energy, Inc.*	10,500	89,775

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
thyssenkrupp AG (Germany)	928	$ 16,074
voestalpine AG (Austria)	244	7,337
		2,911,209
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Exantas Capital Corp.	5,450	54,609
Great Ajax Corp.	1,300	15,665
KKR Real Estate Finance Trust, Inc.	1,600	30,640
Ladder Capital Corp.	12,600	194,922
Two Harbors Investment Corp.	23,900	306,876
Western Asset Mortgage Capital Corp.	11,200	93,408
		696,120
Multiline Retail 0.6%
Don Quijote Holdings Co. Ltd. (Japan)	300	18,384
Harvey Norman Holdings Ltd. (Australia)	1,203	2,670
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,748
J Front Retailing Co. Ltd. (Japan)	450	5,156
Kohl’s Corp.	24,800	1,645,232
Macy’s, Inc.	53,400	1,590,252
Marks & Spencer Group PLC (United Kingdom)	3,589	11,313
Marui Group Co. Ltd. (Japan)	400	7,766
Next PLC (United Kingdom)	316	16,089
Ryohin Keikaku Co. Ltd. (Japan)	50	12,121
Takashimaya Co. Ltd. (Japan)	300	3,829
Wesfarmers Ltd. (Australia)	2,466	55,906
		3,376,466
Multi-Utilities 0.3%
AGL Energy Ltd. (Australia)	1,436	20,791
CenterPoint Energy, Inc.	29,400	829,962
Centrica PLC (United Kingdom)	11,946	20,574
E.ON SE (Germany)	4,702	46,505
Engie SA (France)	3,973	57,069
Innogy SE (Germany), 144A	284	13,263
MDU Resources Group, Inc.	31,700	755,728
National Grid PLC (United Kingdom)	7,301	71,100
RWE AG (Germany)	1,088	23,703
Suez (France)	794	10,511
Veolia Environnement SA (France)	1,140	23,486
		1,872,692

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 3.1%
Adams Resources & Energy, Inc.	300	$ 11,613
Aker BP ASA (Norway)	219	5,559
Arch Coal, Inc. (Class A Stock)	1,200	99,588
BP PLC (United Kingdom)	43,177	273,385
Caltex Australia Ltd. (Australia)	578	10,349
Carrizo Oil & Gas, Inc.*	1,500	16,935
Chevron Corp.	38,600	4,199,294
ConocoPhillips	10,000	623,500
CONSOL Energy, Inc.*	4,100	130,011
Delek US Holdings, Inc.	1,300	42,263
Enagas SA (Spain)	479	12,971
Eni SpA (Italy)	5,534	87,410
Equinor ASA (Norway)	2,542	53,968
Evolution Petroleum Corp.	3,100	21,142
Exxon Mobil Corp.	50,354	3,433,639
Galp Energia SGPS SA (Portugal)	1,079	17,086
Gulfport Energy Corp.*	5,900	38,645
Idemitsu Kosan Co. Ltd. (Japan)	300	9,812
Inpex Corp. (Japan)	2,281	20,360
JXTG Holdings, Inc. (Japan)	7,085	37,055
Kinder Morgan, Inc.	113,100	1,739,478
Koninklijke Vopak NV (Netherlands)	138	6,284
Laredo Petroleum, Inc.*	13,300	48,146
Lundin Petroleum AB (Sweden)	399	10,004
Marathon Petroleum Corp.	34,700	2,047,647
Murphy Oil Corp.	4,700	109,933
Neste OYJ (Finland)	273	21,107
Oil Search Ltd. (Australia)	2,929	14,694
OMV AG (Austria)	314	13,769
Origin Energy Ltd. (Australia)*	3,746	16,968
PBF Energy, Inc. (Class A Stock)	4,100	133,947
Phillips 66	21,700	1,869,455
Repsol SA (Spain)	2,963	47,977
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,932	292,534
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	8,095	241,758
Santos Ltd. (Australia)	3,771	14,460
Showa Shell Sekiyu KK (Japan)	400	5,593
Snam SpA (Italy)	4,905	21,530
Talos Energy, Inc.*	600	9,792
TOTAL SA (France)	5,182	274,221
Valero Energy Corp.	23,400	1,754,298
Washington H Soul Pattinson & Co. Ltd. (Australia)	233	4,076

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Woodside Petroleum Ltd. (Australia)	2,036	$ 44,715
World Fuel Services Corp.	8,100	173,421
		18,060,392
Paper & Forest Products 0.0%
Mondi PLC (United Kingdom)	822	17,162
Oji Holdings Corp. (Japan)	1,500	7,689
Stora Enso OYJ (Finland) (Class R Stock)	1,173	13,638
UPM-Kymmene OYJ (Finland)	1,196	30,503
		68,992
Personal Products 0.2%
Beiersdorf AG (Germany)	215	22,496
Kao Corp. (Japan)	1,100	81,649
Kobayashi Pharmaceutical Co. Ltd. (Japan)	100	6,806
Kose Corp. (Japan)	80	12,528
L’Oreal SA (France)	550	127,069
Medifast, Inc.	900	112,518
Nu Skin Enterprises, Inc. (Class A Stock)	2,600	159,458
Pola Orbis Holdings, Inc. (Japan)	200	5,384
Shiseido Co. Ltd. (Japan)	800	50,072
Unilever NV (United Kingdom), CVA	3,335	181,388
Unilever PLC (United Kingdom)	2,444	128,199
USANA Health Sciences, Inc.*	1,400	164,822
		1,052,389
Pharmaceuticals 3.4%
Allergan PLC	15,500	2,071,730
Astellas Pharma, Inc. (Japan)	4,100	52,513
AstraZeneca PLC (United Kingdom)	2,738	205,379
Bayer AG (Germany)	2,015	141,073
Bristol-Myers Squibb Co.	44,900	2,333,902
Chugai Pharmaceutical Co. Ltd. (Japan)	450	26,145
Daiichi Sankyo Co. Ltd. (Japan)	1,200	38,322
Eisai Co. Ltd. (Japan)	550	42,469
Eli Lilly & Co.	17,900	2,071,388
GlaxoSmithKline PLC (United Kingdom)	10,720	204,119
H. Lundbeck A/S (Denmark)	170	7,459
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	5,526
Horizon Pharma PLC*	13,600	265,744
Ipsen SA (France)	80	10,348
Johnson & Johnson	27,400	3,535,970

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Kyowa Hakko Kirin Co. Ltd. (Japan)	600	$ 11,368
Mallinckrodt PLC*	7,000	110,600
Merck & Co., Inc.	55,500	4,240,755
Merck KGaA (Germany)	275	28,454
Mitsubishi Tanabe Pharma Corp. (Japan)	500	7,210
Novartis AG (Switzerland)	4,686	402,088
Novo Nordisk A/S (Denmark) (Class B Stock)	3,927	180,404
Ono Pharmaceutical Co. Ltd. (Japan)	800	16,301
Orion OYJ (Finland) (Class B Stock)	214	7,454
Otsuka Holdings Co. Ltd. (Japan)	880	36,025
Pfizer, Inc.	53,819	2,349,199
Phibro Animal Health Corp. (Class A Stock)	2,200	70,752
Prestige Consumer Healthcare, Inc.*	1,200	37,056
Recordati SpA (Italy)	200	6,954
Roche Holding AG (Switzerland)	1,526	379,689
Sanofi (France)	2,434	211,113
Santen Pharmaceutical Co. Ltd. (Japan)	750	10,846
Shionogi & Co. Ltd. (Japan)	600	34,317
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	400	12,737
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	6,020
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	1,500	50,859
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	2,156	33,246
UCB SA (Belgium)	269	21,985
Vifor Pharma AG (Switzerland)	104	11,321
Zoetis, Inc.	7,000	598,780
		19,887,620
Professional Services 0.2%
Adecco Group AG (Switzerland)	367	17,247
Bureau Veritas SA (France)	573	11,693
CBIZ, Inc.*	1,000	19,700
Experian PLC (United Kingdom)	1,960	47,620
Heidrick & Struggles International, Inc.	2,200	68,618
Insperity, Inc.	2,500	233,400
Intertek Group PLC (United Kingdom)	361	22,132
Kforce, Inc.	1,900	58,748
Korn/Ferry International	4,300	170,022
Persol Holdings Co. Ltd. (Japan)	400	5,934
Randstad NV (Netherlands)	272	12,527
Recruit Holdings Co. Ltd. (Japan)	2,400	57,941
RELX PLC (United Kingdom)	4,267	88,015
Robert Half International, Inc.	6,800	388,960
SEEK Ltd. (Australia)	710	8,449
SGS SA (Switzerland)	12	27,096

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Teleperformance (France)	123	$ 19,701
TriNet Group, Inc.*	1,100	46,145
Wolters Kluwer NV (Netherlands)	621	36,819
		1,340,767
Real Estate Management & Development 0.4%
Aeon Mall Co. Ltd. (Japan)	220	3,496
Aroundtown SA (Germany)	1,671	13,868
Azrieli Group Ltd. (Israel)	117	5,584
CapitaLand Ltd. (Singapore)	5,600	12,743
CBRE Group, Inc. (Class A Stock)*	42,100	1,685,684
City Developments Ltd. (Singapore)	800	4,763
CK Asset Holdings Ltd. (Hong Kong)	5,357	38,814
Daito Trust Construction Co. Ltd. (Japan)	150	20,469
Daiwa House Industry Co. Ltd. (Japan)	1,200	38,117
Deutsche Wohnen SE (Germany)	757	34,808
Hang Lung Group Ltd. (Hong Kong)	2,000	5,093
Hang Lung Properties Ltd. (Hong Kong)	4,000	7,622
Henderson Land Development Co. Ltd. (Hong Kong)	3,029	15,079
HFF, Inc. (Class A Stock)	4,400	145,904
Hongkong Land Holdings Ltd. (Hong Kong)	2,500	15,740
Hulic Co. Ltd. (Japan)	700	6,265
Hysan Development Co. Ltd. (Hong Kong)	1,400	6,643
Kerry Properties Ltd. (Hong Kong)	1,500	5,124
LendLease Group (Australia)	1,350	11,029
Marcus & Millichap, Inc.*	3,000	102,990
Mitsubishi Estate Co. Ltd. (Japan)	2,600	40,887
Mitsui Fudosan Co. Ltd. (Japan)	1,900	41,925
New World Development Co. Ltd. (Hong Kong)	12,800	16,862
Newmark Group, Inc. (Class A Stock)	6,000	48,120
Nomura Real Estate Holdings, Inc. (Japan)	300	5,486
RMR Group, Inc. (The) (Class A Stock)	1,200	63,696
Sino Land Co. Ltd. (Hong Kong)	7,300	12,485
Sumitomo Realty & Development Co. Ltd. (Japan)	790	28,891
Sun Hung Kai Properties Ltd. (Hong Kong)	3,400	48,467
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	10,576
Swire Properties Ltd. (Hong Kong)	2,600	9,125
Swiss Prime Site AG (Switzerland)*	177	14,350
Tokyu Fudosan Holdings Corp. (Japan)	1,300	6,417
UOL Group Ltd. (Singapore)	1,054	4,774
Vonovia SE (Germany)	1,056	48,052
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	6,253

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,400	$ 14,344
Wheelock & Co. Ltd. (Hong Kong)	1,400	8,008
		2,608,553
Road & Rail 0.8%
ArcBest Corp.	500	17,130
Aurizon Holdings Ltd. (Australia)	4,640	13,978
Central Japan Railway Co. (Japan)	310	65,440
ComfortDelGro Corp. Ltd. (Singapore)	4,300	6,766
Covenant Transportation Group, Inc. (Class A Stock)*	1,800	34,560
CSX Corp.	34,800	2,162,124
DSV A/S (Denmark)	423	27,940
East Japan Railway Co. (Japan)	670	59,167
Hankyu Hanshin Holdings, Inc. (Japan)	450	14,949
Keikyu Corp. (Japan)	500	8,176
Keio Corp. (Japan)	220	12,796
Keisei Electric Railway Co. Ltd. (Japan)	300	9,378
Kintetsu Group Holdings Co. Ltd. (Japan)	410	17,787
Kyushu Railway Co. (Japan)	400	13,530
MTR Corp. Ltd. (Hong Kong)	3,500	18,402
Nagoya Railroad Co. Ltd. (Japan)	400	10,535
Nippon Express Co. Ltd. (Japan)	160	8,910
Norfolk Southern Corp.	15,000	2,243,100
Odakyu Electric Railway Co. Ltd. (Japan)	650	14,281
Tobu Railway Co. Ltd. (Japan)	380	10,241
Tokyu Corp. (Japan)	1,050	17,162
USA Truck, Inc.*	1,200	17,964
West Japan Railway Co. (Japan)	400	28,256
		4,832,572
Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc.*	7,900	51,824
ASM Pacific Technology Ltd. (Hong Kong)	600	5,715
ASML Holding NV (Netherlands)	887	139,962
Cabot Microelectronics Corp.	2,100	200,235
Cirrus Logic, Inc.*	3,800	126,084
Diodes, Inc.*	2,400	77,424
Disco Corp. (Japan)	60	6,942
Infineon Technologies AG (Germany)	2,472	49,496
Intel Corp.	99,300	4,660,149
KLA-Tencor Corp.	1,000	89,490
Lam Research Corp.	4,800	653,616
Micron Technology, Inc.*	12,600	399,798

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVE Corp.	300	$ 26,262
NXP Semiconductors NV (Netherlands)	7,048	516,478
Qorvo, Inc.*	10,300	625,519
Renesas Electronics Corp. (Japan)*	1,700	7,679
Rohm Co. Ltd. (Japan)	200	12,783
Semtech Corp.*	1,700	77,979
SMART Global Holdings, Inc.*	2,700	80,190
STMicroelectronics NV (Switzerland)	1,454	20,886
SUMCO Corp. (Japan)	500	5,556
Synaptics, Inc.*	900	33,489
Texas Instruments, Inc.	6,000	567,000
Tokyo Electron Ltd. (Japan)	345	39,221
Versum Materials, Inc.	34,700	961,884
Xilinx, Inc.	10,000	851,700
		10,287,361
Software 3.8%
Adobe, Inc.*	9,800	2,217,152
Altair Engineering, Inc. (Class A Stock)*	1,900	52,402
American Software, Inc. (Class A Stock)	1,000	10,450
Cadence Design Systems, Inc.*	11,000	478,280
Check Point Software Technologies Ltd. (Israel)*	270	27,715
Cision Ltd.*	6,700	78,390
CommVault Systems, Inc.*	3,300	194,997
Cornerstone OnDemand, Inc.*	3,600	181,548
Dassault Systemes SE (France)	292	34,756
Envestnet, Inc.*	3,600	177,084
Intuit, Inc.	3,900	767,715
j2 Global, Inc.	1,000	69,380
Micro Focus International PLC (United Kingdom)	994	17,574
Microsoft Corp.	116,213	11,803,754
Monotype Imaging Holdings, Inc.	6,000	93,120
Nice Ltd. (Israel)*	136	14,646
Nuance Communications, Inc.*	31,200	412,776
Oracle Corp.	70,700	3,192,105
Oracle Corp. (Japan)	90	5,696
Paylocity Holding Corp.*	1,400	84,294
Progress Software Corp.	5,500	195,195
QAD, Inc. (Class A Stock)	200	7,866
Sage Group PLC (The) (United Kingdom)	2,328	17,873
SAP SE (Germany)	2,124	212,652
SPS Commerce, Inc.*	2,700	222,426
SS&C Technologies Holdings, Inc.	19,200	866,112
Synopsys, Inc.*	7,400	623,376

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Temenos AG (Switzerland)*	129	$ 15,568
Trend Micro, Inc. (Japan)*	230	12,450
Verint Systems, Inc.*	4,500	190,395
		22,277,747
Specialty Retail 1.0%
ABC-Mart, Inc. (Japan)	60	3,319
Advance Auto Parts, Inc.	9,900	1,558,854
Asbury Automotive Group, Inc.*	2,800	186,648
AutoNation, Inc.*	15,600	556,920
Conn’s, Inc.*	1,000	18,860
Container Store Group, Inc. (The)*	2,200	10,494
Dick’s Sporting Goods, Inc.	14,200	443,040
DSW, Inc. (Class A Stock)	7,300	180,310
Dufry AG (Switzerland)*	68	6,451
Fast Retailing Co. Ltd. (Japan)	125	63,803
Five Below, Inc.*	600	61,392
Foot Locker, Inc.	22,400	1,191,680
Genesco, Inc.*	3,000	132,900
Group 1 Automotive, Inc.	1,200	63,264
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,866	26,564
Hikari Tsushin, Inc. (Japan)	50	7,818
Home Depot, Inc. (The)	3,200	549,824
Industria de Diseno Textil SA (Spain)	2,373	60,761
J. Jill, Inc.*	12,700	67,691
Kingfisher PLC (United Kingdom)	4,568	12,089
Lithia Motors, Inc. (Class A Stock)	400	30,532
Michaels Cos., Inc. (The)*	24,400	330,376
Murphy USA, Inc.*	900	68,976
Nitori Holdings Co. Ltd. (Japan)	150	18,758
Office Depot, Inc.	19,300	49,794
Sally Beauty Holdings, Inc.*	3,300	56,265
Shimamura Co. Ltd. (Japan)	50	3,821
Sonic Automotive, Inc. (Class A Stock)	3,800	52,288
USS Co. Ltd. (Japan)	500	8,393
Yamada Denki Co. Ltd. (Japan)	1,360	6,521
		5,828,406
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	48,000	7,571,520
Brother Industries Ltd. (Japan)	500	7,403
Canon, Inc. (Japan)	2,150	58,708
Dell Technologies, Inc. (Class C Stock)*	1,814	88,627

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
FUJIFILM Holdings Corp. (Japan)	850	$ 33,056
Hewlett Packard Enterprise Co.	127,400	1,682,954
HP, Inc.	100,300	2,052,138
Immersion Corp.*	1,600	14,336
Konica Minolta, Inc. (Japan)	1,100	9,921
NEC Corp. (Japan)	610	18,131
Ricoh Co. Ltd. (Japan)	1,400	13,671
Seiko Epson Corp. (Japan)	600	8,431
		11,558,896
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (Germany)	410	86,014
Asics Corp. (Japan)	300	3,824
Burberry Group PLC (United Kingdom)	891	19,725
Cie Financiere Richemont SA (Switzerland)	1,136	73,496
EssilorLuxottica SA (France)	623	78,885
Hanesbrands, Inc.	18,000	225,540
Hermes International (France)	69	38,378
HUGO BOSS AG (Germany)	142	8,763
Kering SA (France)	165	77,806
LVMH Moet Hennessy Louis Vuitton SE (France)	600	177,838
Moncler SpA (Italy)	409	13,666
Movado Group, Inc.	4,200	132,804
NIKE, Inc. (Class B Stock)	34,600	2,565,244
Pandora A/S (Denmark)	256	10,431
Puma SE (Germany)	17	8,333
Swatch Group AG (The) (Switzerland) (Bearer Shares)	66	19,313
Swatch Group AG (The) (Switzerland) (Registered Shares)	123	7,152
Tapestry, Inc.	32,700	1,103,625
Wolverine World Wide, Inc.	2,500	79,725
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	4,796
		4,735,358
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.*	3,600	123,048
Federal Agricultural Mortgage Corp. (Class C Stock)	900	54,396
Meta Financial Group, Inc.	1,700	32,963
MGIC Investment Corp.*	19,100	199,786
Radian Group, Inc.	12,400	202,864
Walker & Dunlop, Inc.	1,500	64,875
		677,932

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.3%
British American Tobacco PLC (United Kingdom)	4,956	$ 158,484
Imperial Brands PLC (United Kingdom)	2,075	62,922
Japan Tobacco, Inc. (Japan)	2,373	56,483
Philip Morris International, Inc.	24,200	1,615,592
Swedish Match AB (Sweden)	368	14,526
Turning Point Brands, Inc.	700	19,054
Universal Corp.	700	37,905
		1,964,966
Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)*	261	10,336
Ashtead Group PLC (United Kingdom)	1,042	21,791
BMC Stock Holdings, Inc.*	8,400	130,032
Brenntag AG (Germany)	347	15,059
Bunzl PLC (United Kingdom)	715	21,618
Ferguson PLC	493	31,590
Foundation Building Materials, Inc.*	1,500	12,465
GMS, Inc.*	6,100	90,646
ITOCHU Corp. (Japan)	3,100	52,650
Marubeni Corp. (Japan)	3,500	24,524
Mitsubishi Corp. (Japan)	2,900	79,652
Mitsui & Co. Ltd. (Japan)	3,600	55,337
MonotaRO Co. Ltd. (Japan)	300	7,409
Rexel SA (France)	666	7,100
Rush Enterprises, Inc. (Class A Stock)	400	13,792
Sumitomo Corp. (Japan)	2,500	35,462
Toyota Tsusho Corp. (Japan)	450	13,244
Veritiv Corp.*	3,400	84,898
WESCO International, Inc.*	27,600	1,324,800
		2,032,405
Transportation Infrastructure 0.1%
Aena SME SA (Spain), 144A	144	22,420
Aeroports de Paris (France)	63	11,973
Atlantia SpA (Italy)	1,055	21,946
Auckland International Airport Ltd. (New Zealand)	2,225	10,702
Fraport AG Frankfurt Airport Services Worldwide (Germany)	98	7,046
Getlink SE (France)	987	13,271
Japan Airport Terminal Co. Ltd. (Japan)	100	3,464
Kamigumi Co. Ltd. (Japan)	200	4,104
Macquarie Infrastructure Corp.	16,000	584,960
SATS Ltd. (Singapore)	1,300	4,443

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Transportation Infrastructure (cont’d.)
Sydney Airport (Australia)	2,351	$ 11,136
Transurban Group (Australia)	5,598	45,909
		741,374
Water Utilities 0.0%
Middlesex Water Co.	200	10,670
Severn Trent PLC (United Kingdom)	504	11,674
SJW Group	3,000	166,860
United Utilities Group PLC (United Kingdom)	1,406	13,216
		202,420
Wireless Telecommunication Services 0.3%
1&1 Drillisch AG (Germany)	105	5,391
KDDI Corp. (Japan)	3,900	93,206
Millicom International Cellular SA (Colombia), SDR	146	9,276
NTT DOCOMO, Inc. (Japan)	2,904	65,384
Shenandoah Telecommunications Co.	4,800	212,400
SoftBank Group Corp. (Japan)	1,770	117,295
Tele2 AB (Sweden) (Class B Stock)	1,091	13,957
T-Mobile US, Inc.*	14,400	915,984
Vodafone Group PLC (United Kingdom)	58,030	113,611
		1,546,504
Total Common Stocks (cost $322,342,137)		348,323,162
Exchange Traded Fund 0.2%
iShares MSCI EAFE ETF(a) (cost $1,245,905)	21,400	1,257,892
Preferred Stocks 0.1%
Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	122	8,721
Porsche Automobil Holding SE (Germany) (PRFC)	343	20,351
Volkswagen AG (Germany) (PRFC)	404	64,505
		93,577
Banks 0.0%
Citigroup Capital XIII 8.890%	3,000	79,290

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Capital Markets 0.1%
State Street Corp. 5.350%	5,000	$ 119,400
Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	151	6,245
Health Care Equipment & Supplies 0.0%
Sartorius AG (Germany) (PRFC)	72	9,030
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	381	41,726
Total Preferred Stocks (cost $320,301)		349,268

Units
Rights* 0.0%
Oil, Gas & Consumable Fuels
Repsol SA (Spain) expiring 01/16/19 (cost $1,390)	2,963	1,358

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 6.9%
Automobiles 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C	2.410%	07/08/22	200	197,460
Series 2017-03, Class C	2.690	06/19/23	170	167,959
Series 2017-04, Class C	2.600	09/18/23	300	295,024
Series 2018-01, Class C	3.500	01/18/24	300	301,066
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A	2.500	07/20/21	800	792,390
Series 2015-02A, Class A, 144A	2.630	12/20/21	400	395,525
Series 2018-01A, Class A, 144A	3.700	09/20/24	400	405,347
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	306,139

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	300	299,620
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A	1.740	02/22/22	85	84,603
Series 2017-01, Class A2, 144A	2.130	07/20/22	265	263,917

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620%	08/15/28	1,100	$ 1,084,175
Series 2017-02, Class A, 144A	2.360	03/15/29	1,000	974,520
Series 2018-02, Class A, 144A	3.470	01/15/30	500	504,563
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	700	686,298
Series 2018-02, Class A	3.170	03/15/25	2,100	2,114,802

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	100	101,676
Hertz Vehicle Financing II LP, Series 2016-01A, Class A, 144A	2.320	03/25/20	400	399,075
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20	305	303,620
Series 2017-02A, Class B, 144A	2.550	11/14/23	900	890,851
Series 2017-02A, Class C, 144A	2.820	07/15/24	200	197,987
Series 2018-01A, Class A, 144A	3.430	12/16/24	900	901,743
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C	2.960	03/15/24	200	199,094
Series 2018-02, Class C	3.350	07/17/23	170	170,178
Series 2018-05, Class C	3.810	12/16/24	400	402,771
World Omni Select Auto Trust,
Series 2018-01A, Class B, 144A	3.680	07/15/23	370	374,326
Series 2018-01A, Class C, 144A	3.860	01/15/25	440	446,412
				13,261,141
Collateralized Loan Obligations 1.6%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.926(c)	10/15/28	250	250,010
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.696(c)	07/16/29	250	247,508
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.710(c)	05/17/31	1,000	985,330
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	3.899(c)	10/20/29	250	249,647
Carlyle Global Market Strategies CLO Ltd., Series 2012-04A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.919(c)	01/20/29	250	250,087

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.699%(c)	04/20/31	250	$ 248,930
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.550(c)	04/30/31	1,000	986,069
OZLM Ltd. (Cayman Islands),
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.959(c)	01/20/29	750	749,759
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.519(c)	04/20/31	1,500	1,468,675

Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.509(c)	07/15/31	500	494,946
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.532(c)	10/23/31	750	742,960
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.669(c)	07/20/31	250	247,872
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	3.986(c)	01/15/29	500	500,277
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%	3.625(c)	10/18/31	1,000	990,375
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.190(c)	10/25/28	500	499,957

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%	3.638(c)	10/20/31	500	495,177
				9,407,579
Consumer Loans 0.4%
Marlette Funding Trust, Series 2018-04A, Class A, 144A	3.710	12/15/28	293	293,481
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.240(c)	09/14/32	600	601,372
Series 2018-01A, Class A, 144A	3.300	03/14/29	190	190,184

Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	300	302,870

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150%	12/09/24	200	$ 202,092
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	189	187,842
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	176	175,633
Series 2017-AA, Class A, 144A	2.680	07/15/30	500	491,422
				2,444,896
Credit Cards 0.6%
American Express Credit Account Master Trust, Series 2017-05, Class A, 1 Month LIBOR + 0.380%	2.835(c)	02/18/25	300	299,880
Chase Issuance Trust, Series 2017-A02, Class A, 1 Month LIBOR + 0.400%	2.855(c)	03/15/24	400	400,000
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490%	2.873(c)	12/07/23	700	700,769
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	3.124(c)	04/22/26	500	502,571
Series 2018-A07, Class A7	3.960	10/13/30	1,200	1,259,279

Discover Card Execution Note Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	3.055(c)	12/15/26	300	299,542
				3,462,041
Equipment 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	500	491,165
Series 2017-B, Class A4, 144A	2.410	11/15/24	300	294,458
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	390,427
Series 2018-A, Class A4, 144A	3.390	01/10/25	300	303,680
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	101,189
				1,580,919
Home Equity Loans 0.1%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%	4.156(c)	03/25/33	17	17,067

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%	3.406%(c)	07/25/32	16	$ 16,442
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%	3.781(c)	09/25/32	47	46,958

New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	310	310,980
RASC Series Trust, Series 2004-KS02, Class MI1	4.710(cc)	03/25/34	22	21,354
				412,801
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2018-02A, Class A, 144A	3.500	06/20/35	391	395,090
Residential Mortgage-Backed Securities 0.8%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.856(c)	10/25/37	310	313,402
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB06, Class A3	3.791(cc)	07/25/35	39	38,375
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.499(c)	12/26/46	548	553,687
Series 2018-03R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.547(c)	12/25/46	265	260,614
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%^	3.774(c)	08/25/37	200	200,000
Series 2018-RPL08, Class A1, 144A	4.070	07/25/58	390	389,254

CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.256(c)	03/25/34	150	150,562
Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.570(cc)	07/25/34	42	41,617
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	351	343,351
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	188	186,190
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	750	729,812
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	3.106(c)	02/25/57	687	682,995

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2017-06, Class A1, 144A	2.750%(cc)	10/25/57		507	$ 495,416
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58		194	190,341
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58		379	379,610

VOLT LX LLC, Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		51	50,187
					5,005,413
Student Loans 0.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		448	433,572
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		343	341,668
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		200	201,786
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.183(c)	02/25/46		200	199,104
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		300	292,085
Series 2018-B, Class A2FX, 144A	3.540	05/26/43		500	500,199
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42		700	689,740
Series 2018-CA, Class A2, 144A	3.520	06/16/42		300	302,330

Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000	12/15/59		300	306,573
SLM Student Loan Trust, Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.233(c)	07/25/39	EUR	400	440,324
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47		381	379,137
Series 2018-B, Class A2FX, 144A	3.340	08/25/47		700	701,378
					4,787,896
Total Asset-Backed Securities (cost $40,892,391)					40,757,776
Commercial Mortgage-Backed Securities 8.5%
BANK, Series 2017-BNK04, Class A3	3.362	05/15/50		1,000	979,791
BBCMS Mortgage Trust, Series 2018-C02, Class A4	4.047	12/15/51		950	973,933
Benchmark Mortgage Trust, Series 2018-B03, Class A4	3.761	04/10/51		800	805,886

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3	2.815%	04/10/46	99	$ 97,061
Series 2014-GC21, Class A4	3.575	05/10/47	369	372,554
Series 2015-GC29, Class A3	2.935	04/10/48	410	397,518
Series 2015-P01, Class A4	3.462	09/15/48	600	599,525
Series 2017-P08, Class A3	3.203	09/15/50	1,000	970,776
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	400	400,926
Series 2014-CR15, Class A2	2.928	02/10/47	246	245,844
Series 2014-CR18, Class A4	3.550	07/15/47	400	402,485
Series 2014-UBS03, Class A2	2.844	06/10/47	300	299,420
Series 2014-UBS04, Class A4	3.420	08/10/47	700	700,897
Series 2015-LC21, Class A3	3.445	07/10/48	700	698,306
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	800	789,125
Series 2017-C08, Class A3	3.127	06/15/50	800	769,619

DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	800	774,843
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	800	785,493
Series 2015-M17, Class A2	2.939(cc)	11/25/25	500	494,149
Series 2017-M01, Class A2	2.415(cc)	10/25/26	300	282,362
Series 2017-M04, Class A2	2.597(cc)	12/25/26	1,750	1,664,707
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,250	1,223,896
Series 2018-M04, Class A2	3.043(cc)	03/25/28	700	680,633
Series 2018-M10, Class A1	3.385(cc)	07/25/28	345	353,390
Series 2018-M10, Class A2	3.385(cc)	07/25/28	1,325	1,323,283
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.409(cc)	05/25/22	2,697	106,466
Series K021, Class X1, IO	1.444(cc)	06/25/22	814	34,155
Series K025, Class X1, IO	0.853(cc)	10/25/22	1,387	38,064
Series K055, Class X1, IO	1.366(cc)	03/25/26	2,309	189,316
Series K064, Class AM	3.327(cc)	03/25/27	900	894,653
Series K068, Class AM	3.315	08/25/27	900	896,913
Series K069, Class A2	3.187(cc)	09/25/27	750	742,785
Series K069, Class AM	3.248(cc)	09/25/27	150	148,572
Series K070, Class A2	3.303(cc)	11/25/27	1,225	1,222,768
Series K070, Class AM	3.364(cc)	12/25/27	225	224,614
Series K072, Class A2	3.444	12/25/27	300	302,594
Series K074, Class A2	3.600	01/25/28	1,950	1,990,032
Series K075, Class AM	3.650(cc)	02/25/28	575	585,460
Series K076, Class A2	3.900	06/25/51	1,400	1,460,571
Series K076, Class AM	3.900	06/25/51	425	440,821
Series K077, Class A2	3.850(cc)	05/25/28	830	862,745

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K077, Class AM	3.850%(cc)	05/25/28	160	$ 165,459
Series K079, Class AM	3.930	06/25/28	700	728,300
Series K080, Class AM	3.986(cc)	07/25/28	1,250	1,306,321
Series K083, Class A2	4.050(cc)	09/25/28	675	711,896
Series K083, Class AM	4.030(cc)	10/25/28	275	288,258
Series K086, Class A2	3.859(cc)	11/25/28	1,000	1,039,108
Series K086, Class AM	3.919(cc)	11/25/28	200	207,842
Series K157, Class A2	3.990(cc)	05/25/33	700	723,881
Series K710, Class X1, IO	1.734(cc)	05/25/19	2,038	4,950
Series K711, Class X1, IO	1.668(cc)	07/25/19	2,001	7,505
Series W5FX, Class AFX	3.214(cc)	04/25/28	380	379,915
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	400	393,020
Series 2018-GS10, Class A3	4.261	07/10/51	1,325	1,378,312
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	37	37,279
Series 2012-LC09, Class A4	2.611	12/15/47	95	95,193
Series 2013-C10, Class A4	2.875	12/15/47	40	40,267
Series 2013-LC11, Class A4	2.694	04/15/46	92	89,675
Series 2017-JP07, Class ASB	3.241	09/15/50	400	394,316
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	177,487
Series 2015-C23, Class A3	3.451	07/15/50	600	598,235
Series 2015-C25, Class A4	3.372	10/15/48	700	693,860
Series 2016-C29, Class A3	3.058	05/15/49	800	775,265

Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,211,742
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	498,907
Series 2017-C05, Class A4	3.212	11/15/50	1,000	965,147
Series 2018-C09, Class A3	3.854	03/15/51	400	404,351
Series 2018-C14, Class A3	4.180	12/15/51	700	724,150
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	197,994
Series 2013-C05, Class A3	2.920	03/10/46	432	427,661
Series 2013-C06, Class A3	2.971	04/10/46	200	198,297
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	800,389
Series 2016-C034, Class A3	2.834	06/15/49	800	764,003
Series 2016-C035, Class A3	2.674	07/15/48	1,200	1,131,707
Series 2016-C33, Class A3	3.162	03/15/59	900	877,437
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,409,243
Series 2017-C38, Class A4	3.190	07/15/50	700	674,728

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C46, Class A3	3.888%	08/15/51	1,050	$ 1,060,355
Series 2018-C48, Class A4	4.037	01/15/52	1,200	1,226,388

Total Commercial Mortgage-Backed Securities (cost $50,775,575)				50,035,794
Corporate Bonds 11.8%
Aerospace & Defense 0.2%
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A,	5.696	09/16/23	40	41,650
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20	335	335,230
Gtd. Notes	3.000	05/11/21	405	405,328

United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	232,815
				1,015,023
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24	570	525,024
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125	06/23/19	50	51,008
				576,032
Airlines 0.2%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	190	186,457
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	3	3,448
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	77	78,570
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	86	84,995
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	49	52,735
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	87	87,464

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875%	03/13/20	205	$ 203,638
Sr. Unsec’d. Notes	3.400	04/19/21	200	198,331

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	72	72,240
				967,878
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.835(c)	04/12/21	80	79,221
Gtd. Notes, 144A	3.100	04/12/21	105	103,991
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.100	05/04/20	200	198,894
Gtd. Notes, 144A	3.350	05/04/21	330	328,999

Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291	12/08/46	365	299,658
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	206	199,884
Sr. Unsec’d. Notes	5.875	08/02/21	200	205,114
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	155,351
Sr. Unsec’d. Notes	6.250	10/02/43	135	126,541
Sr. Unsec’d. Notes	6.600	04/01/36	80	77,880
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.258(c)	04/09/21	160	156,358
Gtd. Notes	3.550	04/09/21	120	118,348
Gtd. Notes	3.950	04/13/24	500	474,855

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN,	2.850	01/15/21	565	555,044
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	215	216,049
Gtd. Notes, 144A	4.000	11/12/21	245	244,848
				3,541,035
Banks 3.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	194,333
Bank of America Corp.,
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	286	277,994
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	384,095

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	160	$ 151,731
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	490	490,074
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	654,818
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	620	628,449
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	348,357
Sub. Notes, MTN	4.450	03/03/26	365	360,837
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.896(c)	04/13/21	200	198,802
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	100	99,950
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	550	522,246
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	167,325
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	189,986
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	385,671

BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A,	2.625	04/28/21	230	229,816
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN,	2.950	05/23/22	275	265,024
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	750	723,479
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	690	689,124
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	280	270,200
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	150	146,438
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	105	100,559
Sr. Unsec’d. Notes	3.200	10/21/26	525	484,674
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	273,956
Sr. Unsec’d. Notes	3.700	01/12/26	200	192,293
Sub. Notes	4.400	06/10/25	540	528,468
Sub. Notes	4.450	09/29/27	195	187,944
Sub. Notes	4.750	05/18/46	55	50,845
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.766(c)	02/04/21	200	194,510
Sr. Unsec’d. Notes	4.250	02/04/21	175	172,465
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	212,310
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	243,488

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Dexia Credit Local SA (France), (cont’d.)
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250%	09/26/23	250	$253,341

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	307,498
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	265	256,062
Sr. Unsec’d. Notes	3.750	02/25/26	50	47,282
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	165	154,048
Sr. Unsec’d. Notes	3.850	01/26/27	410	385,665
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	360	346,460
Sr. Unsec’d. Notes	5.750	01/24/22	250	261,759
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	220	227,741
Sub. Notes	6.750	10/01/37	275	310,553

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.240(c)	05/18/21	345	339,880
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.990(c)	–(rr)	215	212,044
Sr. Unsec’d. Notes	2.950	10/01/26	210	193,941
Sr. Unsec’d. Notes	3.200	06/15/26	750	706,324
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	250,930
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	480	465,946
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	560	549,003
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	254,286
Sub. Notes	3.875	09/10/24	90	88,558

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	750	746,968
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300	05/07/21	200	199,393
Gtd. Notes, 144A, MTN	5.800	01/13/20	195	199,606

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375	03/22/28	275	260,889
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	125	121,578
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	44,921
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	825	789,339
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	360,887
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	60	62,879
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,080	1,021,144
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	285	289,218
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.910(c)	04/30/21	370	366,898

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Royal Bank of Canada (Canada), (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.200%	04/30/21	980	$979,899

State Street Corp., Jr. Sub. Notes	5.250(ff)	–(rr)	190	186,438
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.799(c)	01/17/20	290	289,745
Gtd. Notes	2.450	01/10/19	250	249,965
				21,801,349
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A,	4.700	02/01/36	150	139,109
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	98,048
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A,	3.551	05/25/21	190	189,712
				426,869
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	65	58,825
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22	90	89,359
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A,	5.375	11/15/24	245	229,994
				378,178
Chemicals 0.2%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	90	72,900
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	640	623,917
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	67	96,909
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	55	56,532

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Mosaic Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.625%	11/15/43	60	$60,947

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	115,625
				1,026,830
Commercial Services 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	820	774,672
Gtd. Notes, 144A	7.000	10/15/37	20	24,865

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	238,846
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	200	175,500
Gtd. Notes	5.875	09/15/26	65	61,263
				1,275,146
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	330	322,122
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A,	3.480	06/01/19	145	144,572
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A,	2.100	10/04/19	70	69,211
				535,905
Diversified Financial Services 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	150	149,989
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	720	721,145
Capital One Financial Corp., Sr. Unsec’d. Notes	2.500	05/12/20	375	370,147
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN,	2.750	11/02/27	250	243,592
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	482,528
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	65,809

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)	5.250%	02/06/12	345	$ 6,555
Sr. Unsec’d. Notes, MTN(d)	6.875	05/02/18	100	1,950
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	385,307
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	65	64,131

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	122,876
				2,614,029
Electric 1.1%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	138,828
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	140,351
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z	2.400	09/01/26	170	156,204
General Ref. Mtge.	6.950	03/15/33	120	156,930

Commonwealth Edison Co., First Mortgage	3.750	08/15/47	530	485,869
Dominion Energy, Inc., Jr. Sub. Notes	4.104	04/01/21	400	402,310
DTE Electric Co., General Ref. Mtge.	3.750	08/15/47	505	469,764
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	67,000
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	190,918
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	151,787
Enel Finance International NV (Italy), Gtd. Notes, 144A,	2.875	05/25/22	500	471,103
Eversource Energy,
Sr. Unsec’d. Notes	4.500	11/15/19	90	90,828
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	320,685

Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	225	227,898
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A,	5.450	07/15/44	50	54,318
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	72,917

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	$ 34,973
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	230	243,570
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	223,231

Monongahela Power Co., First Mortgage, 144A,	4.100	04/15/24	280	288,763
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A,	4.881	08/15/19	100	100,886
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	175	172,688
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400	08/15/24	1,020	884,572
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	35,684
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN,	5.800	05/01/37	125	149,414
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	223,364
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	229,126
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A,	2.750	05/07/19	200	199,795
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	106,858
				6,490,634
Electronics 0.0%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	150	147,889
Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A,	4.250	10/31/26	200	178,252
Foods 0.4%
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800	10/22/21	635	635,224
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.976(c)	04/16/21	920	905,729
Kraft Heinz Foods Co.,
Gtd. Notes	3.375	06/15/21	250	249,398

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., (cont’d.)
Gtd. Notes	4.375%	06/01/46	60	$ 49,429
Gtd. Notes	5.000	07/15/35	100	93,848

Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	415	413,462
				2,347,090
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A,	5.400	11/01/20	40	41,447
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	30	31,602
Sr. Unsec’d. Notes	7.300	11/15/39	175	206,278
				279,327
Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	200	185,125
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	10	10,058
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	445	424,639
Sr. Unsec’d. Notes	4.800	02/15/44	40	38,726
				658,548
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	465	460,960
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	62,790
				523,750
Healthcare-Services 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	43,375
Sr. Unsec’d. Notes	4.650	01/15/43	30	29,142

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	245	236,155
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	95	92,730

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A,	4.125%	10/15/20	75	$ 75,087
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	255	248,625
Sr. Sec’d. Notes	5.250	04/15/25	100	99,500

Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	140	138,274
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	20	19,849
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H,	2.746	10/01/26	50	46,532
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24	355	357,272
				1,386,541
Home Builders 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A,	5.250	04/15/21	225	222,750
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	100	97,732
Insurance 0.2%
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	160	164,610
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN,	6.000	01/15/19	90	90,069
Liberty Mutual Group, Inc., Gtd. Notes, 144A,	7.000	03/15/34	180	220,585
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	129,885
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	24,935
New York Life Insurance Co., Sub. Notes, 144A,	6.750	11/15/39	110	144,288
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A,	6.375	04/30/20	105	108,421
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	14,497

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270%	05/15/47	240	$ 229,710
Sub. Notes, 144A	6.850	12/16/39	22	28,605

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	51,735
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150	08/15/19	90	91,657
				1,298,997
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	127,311
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	455	413,165
				540,476
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	165,210
Media 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625	11/30/28	125	162,252
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	215	203,713
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	20	18,123
Sr. Sec’d. Notes	6.384	10/23/35	110	112,909
Sr. Sec’d. Notes	6.484	10/23/45	172	176,806
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	16,983
Gtd. Notes	4.150	10/15/28	410	416,327
Gtd. Notes	4.250	10/15/30	140	141,583

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A,	3.150	08/15/24	520	500,242
CSC Holdings LLC, Sr. Sec’d. Notes, 144A,	5.375	07/15/23	300	292,560
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	145	134,498

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes, 144A	2.800%	06/15/20	440	$435,335

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	127,580
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	65	58,819
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	149,250
Warner Media LLC, Gtd. Notes	3.800	02/15/27	180	168,895
				3,115,875
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	294,096
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A,	6.250(ff)	10/19/75	65	66,369
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	110	109,666
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.875	04/23/45	10	10,217
Sr. Unsec’d. Notes	7.500	07/27/35	95	110,912
				591,260
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22	160	158,000
General Electric Co., Sr. Unsec’d. Notes, GMTN,	6.000	08/07/19	172	173,853
				331,853
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	355	344,588
Sr. Unsec’d. Notes	2.750	01/06/23	70	68,331
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	150	146,653
Sr. Unsec’d. Notes	4.375	02/11/20	100	101,581
				661,153

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.850%	03/15/21	259	$ 265,185
Sr. Unsec’d. Notes	6.450	09/15/36	200	215,999
BP Capital Markets America, Inc.,
Gtd. Notes	3.790	02/06/24	420	424,532
Gtd. Notes	4.500	10/01/20	70	71,670

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	368	316,869
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	35	33,209
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	185,476
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	35	33,187
Encana Corp. (Canada),
Sr. Unsec’d. Notes	6.500	08/15/34	340	359,740
Sr. Unsec’d. Notes	6.500	02/01/38	50	54,210

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	113,293
Helmerich & Payne, Inc., Gtd. Notes, 144A,	4.650	03/15/25	240	244,717
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	70	68,565
Gtd. Notes	5.500	01/21/21	310	308,751
Gtd. Notes	6.500	06/02/41	170	140,760
Gtd. Notes, MTN	6.750	09/21/47	460	380,369
Gtd. Notes, MTN	6.875	08/04/26	230	223,560

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A,	2.500	04/28/20	200	197,542
				3,637,634
Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	220	218,093
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	345	340,529

Schlumberger Investment SA, Gtd. Notes, 144A,	3.300	09/14/21	75	75,182
				633,804

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
WestRock RKT Co.,
Gtd. Notes	4.000%	03/01/23	550	$ 549,743
Gtd. Notes	4.900	03/01/22	95	97,772
				647,515
Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	302,143
Sr. Unsec’d. Notes	4.500	05/14/35	235	217,400

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	430	407,897
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A,	3.500	06/25/21	200	198,584
Cigna Corp., Gtd. Notes, 144A,	4.375	10/15/28	1,000	1,005,581
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	1,150	1,124,250
Sr. Unsec’d. Notes	4.780	03/25/38	100	95,826
Sr. Unsec’d. Notes	5.050	03/25/48	175	170,207
Sr. Unsec’d. Notes	5.125	07/20/45	105	102,208
Sr. Unsec’d. Notes	5.300	12/05/43	35	35,362

Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	680	689,203
Mylan NV, Gtd. Notes	5.250	06/15/46	230	193,809
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	585	565,686
				5,108,156
Pipelines 0.4%
Energy Transfer Operating LP, Gtd. Notes	4.950	06/15/28	210	205,467
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	185	179,381
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	152,836
Sr. Unsec’d. Notes	4.875	06/01/25	375	378,436
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,410
Sr. Unsec’d. Notes	5.500	02/15/49	90	87,544

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	219,733

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	50	$ 46,190
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	336,480
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	165	154,340
Western Gas Partners LP, Sr. Unsec’d. Notes	5.500	08/15/48	20	17,805
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	18,148
Sr. Unsec’d. Notes	4.900	01/15/45	220	199,467
Sr. Unsec’d. Notes	5.400	03/04/44	175	166,797
				2,181,034
Real Estate Investment Trusts (REITs) 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	173,077
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	30	30,042
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	159,715
				362,834
Retail 0.1%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.149(c)	04/17/20	180	178,852
L Brands, Inc., Gtd. Notes	6.625	04/01/21	225	230,625
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	45	44,531
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	170	156,400
				610,408
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	345	309,501

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	151	$ 151,686
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000	02/12/55	80	78,563
Sr. Unsec’d. Notes	4.450	11/03/45	48	50,911
Sr. Unsec’d. Notes	4.500	02/06/57	200	213,093

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	145	145,550
				639,803
Telecommunications 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	320	301,329
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.956(c)	06/12/24	440	426,796
Sr. Unsec’d. Notes	5.150	03/15/42	95	88,741
Sr. Unsec’d. Notes	5.250	03/01/37	60	58,934
Sr. Unsec’d. Notes	5.350	09/01/40	4	3,886

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	67,624
Sprint Communications, Inc., Gtd. Notes, 144A,	7.000	03/01/20	150	153,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A,	3.360	03/20/23	189	186,699
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	40	40,642
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	185	182,611
Sr. Unsec’d. Notes	4.862	08/21/46	500	491,385
				2,002,397
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	166,435
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	201,048

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903%	02/15/23	97	$ 95,330
Sr. Unsec’d. Notes	5.590	05/17/25	20	22,152
				484,965
Total Corporate Bonds (cost $71,767,671)				69,813,662
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Rev., Taxable BP Settlement, Series B,	4.263	09/15/32	35	35,762
California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263	04/01/49	220	299,416
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Series U-07, BABs	5.000	06/01/46	100	129,651
State of California,
GO, BABs	7.300	10/01/39	210	288,271
GO, BABs	7.500	04/01/34	15	20,441
				737,779
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	204,201
State of Illinois,
GO Unlimited	5.000	10/01/22	35	36,889
GO, Series D	5.000	11/01/22	500	527,360
				768,450
New Jersey 0.1%
New Jersey Turnpike Authority, Tax. Issuer Subs., Revenue Bonds, BABs, Series F,	7.414	01/01/40	165	232,485

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Tax. Future, Revenue Bonds, BABs,	5.767%	08/01/36	190	$ 226,909
Ohio 0.0%
Ohio State University (The), Revenue Bonds, Taxable, BABs, Series C	4.910	06/01/40	65	75,214
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Revenue Bonds, BABs	4.879	12/01/34	45	49,435
				124,649
Oregon 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Taxable, BABs, Series A,	5.834	11/15/34	70	87,017
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B,	5.511	12/01/45	80	98,214
Texas 0.1%
University of Texas System (The), Revenue Bonds, Series F, Rfdg.,	5.000	08/15/47	230	299,495
Virginia 0.0%
University of Virginia, Revenue Bonds, Taxable, Series C,	4.179	09/01/2117	80	77,876
Total Municipal Bonds (cost $2,345,486)				2,688,636
Residential Mortgage-Backed Securities 1.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	7	7,346
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	3.681(cc)	02/25/35	23	22,451
Series 2005-B, Class 2A1	3.910(cc)	03/25/35	24	23,291
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.206(c)	10/25/27	124	124,763

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.106%(c)	04/25/28	213	$ 213,000
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.456(c)	08/25/28	150	149,620
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.356(c)	10/25/27	170	169,730

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.369(cc)	02/25/37	60	60,701
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.349(c)	12/25/57	435	437,409
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.349(c)	01/25/57	544	552,625
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	262	252,728
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	522	513,673

CSMC Trust, Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	779	788,928
Eagle RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.206(c)	11/25/28	200	199,723
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M11 Month LIBOR + 2.150%	4.656(c)	09/25/28	10	10,049
Series 2016-C04, Class 1M11 Month LIBOR + 1.450%	3.956(c)	01/25/29	76	76,495
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA04, Class M21 Month LIBOR + 1.300%	3.806(c)	04/25/29	290	292,175
Series 2017-DNA01, Class M11 Month LIBOR + 1.200%	3.706(c)	07/25/29	357	358,630
Series 2017-DNA03, Class M11 Month LIBOR + 0.750%	3.256(c)	03/25/30	918	914,830

Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	3.139(c)	08/25/60	389	387,504
Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.796(c)	10/15/54	400	398,412
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.570(cc)	07/25/35	30	30,460
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	3.097(c)	12/22/69	246	244,896

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.349%(c)	05/01/22	220	$ 218,944
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	4.170(c)	11/01/22	141	140,589
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.099(c)	09/01/22	137	137,394
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	4.020(c)	04/01/23	88	88,158

MASTR Alternative Loan Trust, Series 2004-04, Class 4A1	5.000	04/25/19	1	558
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	192	193,976
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750%	3.256(c)	01/25/48	274	272,067
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	3.156(c)	06/25/57	299	296,108
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	3.256(c)	09/25/48	250	249,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.232(cc)	02/25/34	38	37,839
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-01, Class 3A	5.000	03/25/20	4	4,062
Total Residential Mortgage-Backed Securities (cost $7,866,920)				7,868,652
Sovereign Bonds 1.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	485	463,194
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	203,000
Sr. Unsec’d. Notes	7.375	09/18/37	100	120,950
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	200	187,965
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20	250	247,130

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20	100	102,919
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21	280	295,495

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	350	$ 426,638
Sr. Unsec’d. Notes	4.450	02/11/24		200	201,038
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	364,818
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	202,619
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125	07/21/20		200	198,011
Gov’t. Gtd. Notes	2.125	11/16/20		200	197,441
Gov’t. Gtd. Notes	2.250	02/24/20		200	198,926
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		200	196,774
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	191,603
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	395,002

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000	10/02/23		76	75,646
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	244,000
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		180	181,813
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	93,508
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		190	193,848
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		165	160,447
Unsec’d. Notes, MTN	7.140	02/27/26		135	165,396
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	202,266
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	210,050

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	157,928
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	197,324
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	273,955
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	198,235

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	196,243
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	193,657
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		125	118,876

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay Government International Bond (Uruguay), (cont’d.)
Sr. Unsec’d. Notes	5.100%	06/18/50	100	$ 98,150

Total Sovereign Bonds (cost $7,266,230)				7,154,865
U.S. Government Agency Obligations 9.2%
Federal Home Loan Bank	3.000	10/12/21	40	40,510
Federal Home Loan Bank	5.500	07/15/36	135	173,580
Federal Home Loan Mortgage Corp.	1.375	08/15/19	100	99,197
Federal Home Loan Mortgage Corp.	2.000	01/01/32	154	146,974
Federal Home Loan Mortgage Corp.	3.000	06/01/29	218	218,600
Federal Home Loan Mortgage Corp.	3.000	02/01/32	241	240,135
Federal Home Loan Mortgage Corp.	3.000	01/01/37	184	182,342
Federal Home Loan Mortgage Corp.	3.000	01/01/47	495	482,308
Federal Home Loan Mortgage Corp.(tt)	3.500	TBA	500	499,712
Federal Home Loan Mortgage Corp.	3.500	TBA	3,500	3,495,798
Federal Home Loan Mortgage Corp.	4.000	TBA	2,000	2,038,867
Federal Home Loan Mortgage Corp.	4.000	06/01/26	62	63,234
Federal Home Loan Mortgage Corp.	4.000	09/01/26	57	58,555
Federal Home Loan Mortgage Corp.	4.000	11/01/39	240	246,738
Federal Home Loan Mortgage Corp.	4.000	02/01/41	381	392,303
Federal Home Loan Mortgage Corp.	4.000	04/01/42	301	309,270
Federal Home Loan Mortgage Corp.	4.000	12/01/45	502	511,981
Federal Home Loan Mortgage Corp.	4.000	07/01/48	3,007	3,066,653
Federal Home Loan Mortgage Corp.	4.000	10/01/48	498	508,152
Federal Home Loan Mortgage Corp.	4.500	10/01/39	208	217,803
Federal Home Loan Mortgage Corp.	4.500	10/01/46	398	412,328
Federal Home Loan Mortgage Corp.	5.000	04/01/34	16	16,793
Federal Home Loan Mortgage Corp.	5.000	05/01/34	33	35,420
Federal Home Loan Mortgage Corp.	5.000	10/01/35	43	45,930
Federal Home Loan Mortgage Corp.	5.500	12/01/33	33	35,480
Federal Home Loan Mortgage Corp.	5.500	05/01/34	13	14,023
Federal Home Loan Mortgage Corp.	5.500	07/01/34	69	74,358
Federal Home Loan Mortgage Corp.	5.500	05/01/37	11	12,210
Federal Home Loan Mortgage Corp.	5.500	10/01/37	24	26,116
Federal Home Loan Mortgage Corp.	6.000	01/01/34	29	31,303
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	830
Federal Home Loan Mortgage Corp.	7.000	05/01/32	19	21,273
Federal National Mortgage Assoc.	1.875	09/24/26	75	69,784
Federal National Mortgage Assoc.	2.000	08/01/31	308	295,040
Federal National Mortgage Assoc.	2.500	04/01/28	725	715,733
Federal National Mortgage Assoc.	2.500	10/01/46	456	431,052
Federal National Mortgage Assoc.	3.000	08/01/30	915	914,229
Federal National Mortgage Assoc.	3.000	11/01/36	400	396,140
Federal National Mortgage Assoc.	3.000	10/01/42	226	222,444

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/43	411	$ 404,375
Federal National Mortgage Assoc.	3.000	12/01/46	1,286	1,254,588
Federal National Mortgage Assoc.	3.500	TBA	1,500	1,518,018
Federal National Mortgage Assoc.	3.500	02/01/33	493	498,932
Federal National Mortgage Assoc.	3.500	06/01/39	148	148,986
Federal National Mortgage Assoc.	3.500	05/01/42	1,530	1,541,771
Federal National Mortgage Assoc.	3.500	08/01/42	324	326,812
Federal National Mortgage Assoc.	3.500	08/01/42	394	397,020
Federal National Mortgage Assoc.	3.500	04/01/43	343	345,573
Federal National Mortgage Assoc.	3.500	04/01/43	658	663,290
Federal National Mortgage Assoc.	3.500	06/01/43	410	412,515
Federal National Mortgage Assoc.	3.500	06/01/45	1,253	1,257,557
Federal National Mortgage Assoc.	4.000	TBA	1,750	1,783,906
Federal National Mortgage Assoc.	4.000	09/01/40	626	643,949
Federal National Mortgage Assoc.	4.000	04/01/42	803	826,040
Federal National Mortgage Assoc.	4.000	12/01/46	422	430,365
Federal National Mortgage Assoc.	4.000	11/01/47	183	187,024
Federal National Mortgage Assoc.	4.000	04/01/48	1,458	1,491,833
Federal National Mortgage Assoc.	4.500	10/01/33	38	39,243
Federal National Mortgage Assoc.	4.500	03/01/34	24	24,767
Federal National Mortgage Assoc.	4.500	09/01/39	171	178,789
Federal National Mortgage Assoc.	4.500	08/01/40	141	147,254
Federal National Mortgage Assoc.	4.500	02/01/44	209	218,776
Federal National Mortgage Assoc.	4.500	08/01/44	380	397,438
Federal National Mortgage Assoc.	4.500	01/01/45	371	386,566
Federal National Mortgage Assoc.	4.500	07/01/48	24	24,853
Federal National Mortgage Assoc.	4.500	08/01/48	1,226	1,269,690
Federal National Mortgage Assoc.	5.000	TBA	2,250	2,356,699
Federal National Mortgage Assoc.	5.000	07/01/35	29	30,590
Federal National Mortgage Assoc.	5.000	02/01/36	69	72,777
Federal National Mortgage Assoc.	5.500	06/01/33	12	13,179
Federal National Mortgage Assoc.	5.500	08/01/33	20	21,598
Federal National Mortgage Assoc.	5.500	09/01/33	42	44,843
Federal National Mortgage Assoc.	5.500	09/01/33	72	77,470
Federal National Mortgage Assoc.	5.500	01/01/34	29	31,064
Federal National Mortgage Assoc.	5.500	01/01/34	39	42,069
Federal National Mortgage Assoc.	5.500	07/01/34	49	52,990
Federal National Mortgage Assoc.	6.000	09/01/21	1	755
Federal National Mortgage Assoc.	6.000	11/01/33	46	48,943
Federal National Mortgage Assoc.	6.000	01/01/34	10	11,241
Federal National Mortgage Assoc.	6.000	01/01/34	118	128,242
Federal National Mortgage Assoc.	6.000	02/01/34	14	15,188
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,378
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,157
Federal National Mortgage Assoc.	6.000	11/01/34	11	11,869

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/34	28	$ 29,554
Federal National Mortgage Assoc.	6.000	11/01/34	78	84,690
Federal National Mortgage Assoc.	6.000	01/01/35	12	13,296
Federal National Mortgage Assoc.	6.000	01/01/35	63	67,878
Federal National Mortgage Assoc.	6.000	02/01/35	64	70,415
Federal National Mortgage Assoc.	6.000	08/01/36	31	33,925
Federal National Mortgage Assoc.	6.000	08/01/38	7	7,566
Federal National Mortgage Assoc.	6.250	05/15/29	70	89,766
Federal National Mortgage Assoc.	6.500	05/01/24	13	13,705
Federal National Mortgage Assoc.	6.500	07/01/29	17	17,829
Federal National Mortgage Assoc.	6.500	07/01/32	15	16,216
Federal National Mortgage Assoc.	6.500	09/01/32	5	5,059
Federal National Mortgage Assoc.	6.500	04/01/33	15	16,632
Federal National Mortgage Assoc.	6.500	01/01/34	13	13,790
Federal National Mortgage Assoc.	6.500	01/01/34	22	24,261
Federal National Mortgage Assoc.	6.500	10/01/36	29	32,349
Federal National Mortgage Assoc.	6.500	09/01/37	77	86,820
Federal National Mortgage Assoc.	6.500	10/01/37	80	87,080
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	194,362
Federal National Mortgage Assoc.	7.000	06/01/32	16	17,560
Federal National Mortgage Assoc.(k)	7.125	01/15/30	380	523,004
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,212
Federal National Mortgage Assoc.	8.000	12/01/23	1	1,310
Federal National Mortgage Assoc.	8.500	02/01/28	3	3,017
Government National Mortgage Assoc.	2.500	12/20/46	126	121,032
Government National Mortgage Assoc.	3.000	09/20/43	275	273,064
Government National Mortgage Assoc.	3.000	01/20/44	85	84,725
Government National Mortgage Assoc.	3.000	03/15/45	273	269,163
Government National Mortgage Assoc.	3.000	05/20/45	393	387,961
Government National Mortgage Assoc.	3.000	06/20/46	575	567,554
Government National Mortgage Assoc.	3.000	12/20/46	903	889,763
Government National Mortgage Assoc.	3.000	01/20/47	824	812,036
Government National Mortgage Assoc.	3.000	03/20/47	410	404,221
Government National Mortgage Assoc.	3.500	TBA	1,750	1,760,801
Government National Mortgage Assoc.	3.500	11/20/41	364	368,086
Government National Mortgage Assoc.	3.500	12/20/42	368	372,188
Government National Mortgage Assoc.	3.500	03/20/45	254	256,294
Government National Mortgage Assoc.	3.500	04/20/45	287	289,068
Government National Mortgage Assoc.	3.500	04/20/46	944	951,425
Government National Mortgage Assoc.	3.500	07/20/46	1,825	1,838,319
Government National Mortgage Assoc.	4.000	TBA	1,000	1,023,086
Government National Mortgage Assoc.	4.000	12/20/42	733	756,953
Government National Mortgage Assoc.	4.000	11/20/45	410	422,699
Government National Mortgage Assoc.	4.000	10/20/46	112	114,846
Government National Mortgage Assoc.	4.000	11/20/46	151	155,817

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	TBA	1,500	$ 1,552,119
Government National Mortgage Assoc.	4.500	06/20/41	310	325,635
Government National Mortgage Assoc.	4.500	06/20/45	220	229,314
Government National Mortgage Assoc.	4.500	11/20/46	670	704,760
Government National Mortgage Assoc.	4.500	08/20/47	486	503,197
Government National Mortgage Assoc.	5.000	10/20/37	17	17,630
Government National Mortgage Assoc.	5.000	04/20/45	131	138,538
Government National Mortgage Assoc.	5.500	07/15/33	30	31,804
Government National Mortgage Assoc.	5.500	12/15/33	17	18,048
Government National Mortgage Assoc.	5.500	09/15/34	108	114,820
Government National Mortgage Assoc.	5.500	01/15/36	65	71,415
Government National Mortgage Assoc.	5.500	02/15/36	131	138,550
Government National Mortgage Assoc.	6.500	09/15/23	9	9,286
Government National Mortgage Assoc.	6.500	10/15/23	3	3,583
Government National Mortgage Assoc.	6.500	11/15/23	9	10,179
Government National Mortgage Assoc.	6.500	12/15/23	1	1,104
Government National Mortgage Assoc.	6.500	12/15/23	4	4,073
Government National Mortgage Assoc.	6.500	12/15/23	6	6,731
Government National Mortgage Assoc.	6.500	04/15/24	43	46,286
Government National Mortgage Assoc.	6.500	07/15/32	3	2,910
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	378
Government National Mortgage Assoc.	6.500	08/15/32	1	798
Government National Mortgage Assoc.	6.500	08/15/32	2	1,810
Government National Mortgage Assoc.	6.500	08/15/32	12	14,215
Government National Mortgage Assoc.	7.000	06/15/24	12	13,229
Government National Mortgage Assoc.	7.000	05/15/31	7	7,993
Government National Mortgage Assoc.	7.500	04/15/29	1	668
Government National Mortgage Assoc.	7.500	12/15/29	3	3,091
Government National Mortgage Assoc.	8.000	08/15/22	1	881
Government National Mortgage Assoc.	8.000	12/15/22	3	2,745
Government National Mortgage Assoc.	8.000	12/15/22	5	5,617
Government National Mortgage Assoc.	8.000	06/15/25	20	21,793
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000	06/30/25	315	313,340
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	123,955

Total U.S. Government Agency Obligations (cost $54,723,170)				54,565,072
U.S. Treasury Obligations 1.0%
U.S. Treasury Bonds	2.875	05/15/43	280	273,339
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	3,619	3,558,967
U.S. Treasury Notes	2.875	11/30/25	225	229,034
U.S. Treasury Strips Coupon(k)	2.404(s)	08/15/21	460	430,891
U.S. Treasury Strips Coupon	2.502(s)	11/15/30	640	455,844
U.S. Treasury Strips Coupon	2.752(s)	08/15/30	605	433,978

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	200	$ 148,200
U.S. Treasury Strips Coupon	2.878(s)	05/15/31	200	140,280
U.S. Treasury Strips Coupon	3.042(s)	11/15/35	400	244,179

Total U.S. Treasury Obligations (cost $5,928,287)				5,914,712

Total Long-Term Investments (cost $565,475,463)				588,730,849

	Shares
Short-Term Investments 5.1%
Affiliated Mutual Funds 5.1%
PGIM Core Short-Term Bond Fund(w)	1,238,291	11,404,662
PGIM Core Ultra Short Bond Fund(w)	12,042,243	12,042,243
PGIM Institutional Money Market Fund (cost $6,494,163; includes $6,485,479 of cash collateral for securities on loan)(b)(w)	6,494,581	6,493,931
Total Affiliated Mutual Funds (cost $30,113,694)		29,940,836
Options Purchased*~ 0.0%
(cost $4,126)		84,865

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $288,516)	2.376%	03/21/19	290	288,529

Total Short-Term Investments (cost $30,406,336)				30,314,230

TOTAL INVESTMENTS 104.6% (cost $595,881,799)				619,045,079
Liabilities in excess of other assets(z) (4.6)%				(27,235,301)

Net Assets 100.0%				$ 591,809,778

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $190,139 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,386,605; cash collateral of $6,485,479 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(rr)	Perpetual security with no stated maturity date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 500,000 is 0.1% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $738,984)	3.500%	TBA	01/14/19	(750)	$(749,868)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	$ 583
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	1,222
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	5,314
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	5,171
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	12,379
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	26,667

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	$27,723
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	5,806
Total Options Purchased (cost $4,126)							$84,865

Futures contracts outstanding at December 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
131	2 Year U.S. Treasury Notes	Mar. 2019	$27,812,938	$ 177,280
327	5 Year U.S. Treasury Notes	Mar. 2019	37,502,812	519,945
149	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	23,937,781	1,201,692
6	Euro STOXX 50 Index	Mar. 2019	204,448	(4,679)
1	FTSE 100 Index	Mar. 2019	84,876	(409)
9	MSCI EAFE	Mar. 2019	772,200	(6,411)
11	S&P 500 E-Mini Index	Mar. 2019	1,377,860	(79,099)
1	TOPIX Index	Mar. 2019	136,262	(8,362)
				1,799,957
Short Positions:
125	10 Year U.S. Treasury Notes	Mar. 2019	15,251,953	(217,797)
10	10 Year U.S. Ultra Treasury Notes	Mar. 2019	1,300,781	(37,905)
86	20 Year U.S. Treasury Bonds	Mar. 2019	12,556,000	(551,058)
				(806,760)
				$ 993,197
Forward foreign currency exchange contracts outstanding at December 31, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/25/19	Citibank, N.A.	EUR	1,113	$1,266,243	$1,277,566	$—	$(11,323)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Forward rate agreements outstanding at December 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
16,000	01/14/19	—(3)	—(3)	$(6,676)	$—	$(6,676)	J.P. Morgan Securities LLC
11,700	01/14/19	—(4)	—(4)	(3,185)	—	(3,185)	Citigroup Global Markets Inc.
				$(9,861)	$—	$(9,861)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
(3)	The Series pays or receives payments based on CMM102 minus 7 Year CMS minus 1.3365% upon termination.
(4)	The Series pays or receives payments based on CMM102 minus 7 Year CMT minus 1.395% upon termination.

Inflation swap agreements outstanding at December 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,800	12/19/23	1.900%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(11,426)	$(11,426)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at December 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	715	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 4,843	$ (8,902)	$ (13,745)
	9,880	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(3,767)	76,410	80,177
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,119)	14,658	15,777
	3,615	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,017	24,543	23,526
	5,545	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,250	38,353	35,103
	2,755	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	726	13,776	13,050
	1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	16	4,358	4,342
	425	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	—	967	967
	4,030	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	(1)	(15,671)	(15,670)
	235	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(65)	(261)	(196)
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(498)	(498)
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	10,777	9,220

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	$ (1,707)	$ 23,222	$ 24,929
375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	5,617	9,053
850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,675)	11,992	13,667
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	8,536	8,536
4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	81,583	66,763
3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	57,245	50,757
2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,715	31,990	25,275
1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(16,893)	(16,893)
1,309	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(922)	(30,908)	(29,986)
1,545	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,219	(46,631)	(47,850)
2,589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	63	(78,836)	(78,899)
4,325	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	35,344	94,211	58,867
921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,291	37,183	24,892
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	13,324	12,829
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	7,603	7,603
655	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	13,187	13,549
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	3,648	3,648
379	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(2,119)	(5,716)	(3,597)
892	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,704)	(10,061)	(8,357)
				$71,967	$358,806	$286,839

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$730,000	$ 992,893
Goldman Sachs & Co.	—	288,529
Total	$730,000	$1,281,422
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$321,471,134	$ 26,852,028	$ —
Exchange Traded Fund	1,257,892	—	—
Preferred Stocks	198,690	150,578	—
Rights	1,358	—	—
Asset-Backed Securities
Automobiles	—	13,261,141	—
Collateralized Loan Obligations	—	9,407,579	—
Consumer Loans	—	2,444,896	—
Credit Cards	—	3,462,041	—
Equipment	—	1,580,919	—
Home Equity Loans	—	412,801	—
Other	—	395,090	—
Residential Mortgage-Backed Securities	—	4,805,413	200,000
Student Loans	—	4,787,896	—

Commercial Mortgage-Backed Securities	—	50,035,794	—
Corporate Bonds	—	69,813,662	—
Municipal Bonds	—	2,688,636	—
Residential Mortgage-Backed Securities	—	7,868,652	—
Sovereign Bonds	—	7,154,865	—
U.S. Government Agency Obligations	—	54,565,072	—
U.S. Treasury Obligations	—	6,203,241	—
Affiliated Mutual Funds	29,940,836	—	—
Options Purchased	—	84,865	—
Other Financial Instruments*
Forward Commitment Contract	—	(749,868)	—
Futures Contracts	993,197	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(11,323)	—
OTC Forward Rate Agreements	—	—	(9,861)
Centrally Cleared Inflation Swap Agreement	—	(11,426)	—
Centrally Cleared Interest Rate Swap Agreements	—	286,839	—
Total	$353,863,107	$265,489,391	$190,139

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

PGIM Conservative Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	429,648	$ 4,103,142
PGIM Global Real Estate Fund (Class R6)	265,331	5,847,901
PGIM Government Income Fund (Class R6)	741,784	6,898,594
PGIM High Yield Fund (Class R6)	114,222	584,816
PGIM Jennison 20/20 Focus Fund (Class R6)	82,811	1,175,915
PGIM Jennison Equity Opportunity Fund (Class R6)	158,211	2,347,852
PGIM Jennison Growth Fund (Class R6)	61,034	2,234,451
PGIM Jennison International Opportunities Fund (Class R6)	297,608	4,586,146
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	70,938	1,821,686
PGIM Jennison Natural Resources Fund (Class R6)	4,189	121,772
PGIM Jennison Small Company Fund (Class R6)	228,456	4,404,627
PGIM Jennison Value Fund (Class R6)	283,684	4,694,978
PGIM QMA International Equity Fund (Class R6)	1,075,401	6,904,073
PGIM QMA Large-Cap Core Equity Fund (Class R6)	217,445	2,811,562
PGIM QMA Large-Cap Value Fund (Class R6)	496,936	5,560,710
PGIM QMA Long-Short Equity Fund (Class R6)*	293,949	3,512,686
PGIM QMA Mid-Cap Value Fund (Class R6)	116,069	1,871,036
PGIM QMA Small-Cap Value Fund (Class R6)	90,406	1,341,619
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	4,062,104	38,468,126
PGIM Short-Term Corporate Bond Fund (Class R6)	54,400	584,797
PGIM Total Return Bond Fund (Class R6)	1,150,925	16,032,390

Total Long-Term Investments (cost $108,678,731)		115,908,879

Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $960,697)	960,697	960,697

TOTAL INVESTMENTS 99.9% (cost $109,639,428)(w)		116,869,576
Other assets in excess of liabilities 0.1%		62,841

Net Assets 100.0%		$ 116,932,417

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Conservative Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$116,869,576	$—	$—

PGIM Growth Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	49,493	$ 472,658
PGIM Global Real Estate Fund (Class R6)	212,933	4,693,036
PGIM High Yield Fund (Class R6)	46,251	236,806
PGIM Jennison 20/20 Focus Fund (Class R6)	199,103	2,827,266
PGIM Jennison Equity Opportunity Fund (Class R6)	459,867	6,824,424
PGIM Jennison Growth Fund (Class R6)	91,543	3,351,390
PGIM Jennison International Opportunities Fund (Class R6)	575,857	8,873,950
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	128,496	3,299,782
PGIM Jennison Natural Resources Fund (Class R6)	3,375	98,100
PGIM Jennison Small Company Fund (Class R6)	428,222	8,256,120
PGIM Jennison Value Fund (Class R6)	483,736	8,005,837
PGIM QMA International Equity Fund (Class R6)	2,069,727	13,287,650
PGIM QMA Large-Cap Core Equity Fund (Class R6)	546,367	7,064,524
PGIM QMA Large-Cap Value Fund (Class R6)	839,480	9,393,786
PGIM QMA Long-Short Equity Fund (Class R6)*	392,578	4,691,304
PGIM QMA Mid-Cap Value Fund (Class R6)	221,114	3,564,363
PGIM QMA Small-Cap Value Fund (Class R6)	157,875	2,342,857
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	74,559	706,072
PGIM Total Return Bond Fund (Class R6)	371,321	5,172,500

TOTAL INVESTMENTS 99.1% (cost $85,716,930)(w)		93,162,425
Other assets in excess of liabilities 0.9%		810,327

Net Assets 100.0%		$ 93,972,752

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Growth Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$93,162,425	$—	$—

PGIM Moderate Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Mutual Funds
PGIM Absolute Return Bond Fund (Class R6)	298,092	$ 2,846,777
PGIM Global Real Estate Fund (Class R6)	321,961	7,096,033
PGIM Government Income Fund (Class R6)	427,827	3,978,788
PGIM High Yield Fund (Class R6)	111,786	572,344
PGIM Jennison 20/20 Focus Fund (Class R6)	201,085	2,855,410
PGIM Jennison Equity Opportunity Fund (Class R6)	384,350	5,703,752
PGIM Jennison Growth Fund (Class R6)	89,820	3,288,323
PGIM Jennison International Opportunities Fund (Class R6)	542,125	8,354,148
PGIM Jennison Mid-Cap Growth Fund (Class R6)*	180,938	4,646,488
PGIM Jennison Natural Resources Fund (Class R6)	4,919	142,992
PGIM Jennison Small Company Fund (Class R6)	462,838	8,923,514
PGIM Jennison Value Fund (Class R6)	602,595	9,972,954
PGIM QMA International Equity Fund (Class R6)	1,925,288	12,360,348
PGIM QMA Large-Cap Core Equity Fund (Class R6)	722,042	9,336,000
PGIM QMA Large-Cap Value Fund (Class R6)	857,276	9,592,920
PGIM QMA Long-Short Equity Fund (Class R6)*	475,612	5,683,559
PGIM QMA Mid-Cap Value Fund (Class R6)	286,435	4,617,339
PGIM QMA Small-Cap Value Fund (Class R6)	191,210	2,837,555
PGIM Short Duration Multi-Sector Bond Fund (Class R6)	2,519,094	23,855,819
PGIM Total Return Bond Fund (Class R6)	1,020,576	14,216,618

Total Long-Term Investments (cost $126,665,232)		140,881,681

Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,254,929)	1,254,929	1,254,929

TOTAL INVESTMENTS 100.0% (cost $127,920,161)(w)		142,136,610
Other assets in excess of liabilities 0.0%		294

Net Assets 100.0%		$ 142,136,904

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Moderate Allocation Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$142,136,610	$—	$—

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada) (Class B Stock)*	1,274,676	$ 1,895,394
United Technologies Corp.	44,039	4,689,273
		6,584,667
Airlines 1.3%
Delta Air Lines, Inc.	84,111	4,197,139
Banks 7.6%
Citigroup, Inc.	100,982	5,257,123
JPMorgan Chase & Co.	62,196	6,071,573
Pinnacle Financial Partners, Inc.	78,327	3,610,875
PNC Financial Services Group, Inc. (The)	42,342	4,950,203
Wells Fargo & Co.	107,645	4,960,282
		24,850,056
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc.*	37,883	3,688,289
BioMarin Pharmaceutical, Inc.*	52,131	4,438,955
Celgene Corp.*	63,072	4,042,284
		12,169,528
Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	31,762	5,305,842
Moelis & Co. (Class A Stock)	112,507	3,867,991
Morgan Stanley	78,511	3,112,961
		12,286,794
Chemicals 2.3%
Albemarle Corp.	32,457	2,501,461
DowDuPont, Inc.	94,772	5,068,406
		7,569,867
Commercial Services & Supplies 0.6%
Mobile Mini, Inc.	58,305	1,851,184
Construction & Engineering 0.7%
Arcosa, Inc.	84,852	2,349,552

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction Materials 1.0%
Summit Materials, Inc. (Class A Stock)*	271,735	$ 3,369,514
Containers & Packaging 1.3%
Graphic Packaging Holding Co.	392,934	4,180,818
Diversified Consumer Services 2.9%
Houghton Mifflin Harcourt Co.*	468,398	4,150,006
Laureate Education, Inc. (Class A Stock)*	360,600	5,495,544
		9,645,550
Diversified Telecommunication Services 0.9%
Inmarsat PLC (United Kingdom)	605,074	2,930,221
Electrical Equipment 2.0%
Emerson Electric Co.	71,993	4,301,582
GrafTech International Ltd.	198,323	2,268,815
		6,570,397
Electronic Equipment, Instruments & Components 1.0%
FLIR Systems, Inc.	76,092	3,313,046
Energy Equipment & Services 1.1%
TechnipFMC PLC (United Kingdom)	183,468	3,592,303
Entertainment 3.2%
Spotify Technology SA*	19,311	2,191,798
Twenty-First Century Fox, Inc. (Class A Stock)	76,781	3,694,702
Viacom, Inc. (Class B Stock)	183,446	4,714,562
		10,601,062
Equity Real Estate Investment Trusts (REITs) 1.3%
CoreCivic, Inc.	240,795	4,293,375
Food & Staples Retailing 1.8%
Walmart, Inc.	63,545	5,919,217
Food Products 1.7%
Mondelez International, Inc. (Class A Stock)	138,070	5,526,942
Health Care Providers & Services 3.9%
Centene Corp.*	30,928	3,565,998

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	29,211	$ 5,547,753
UnitedHealth Group, Inc.	15,012	3,739,790
		12,853,541
Hotels, Restaurants & Leisure 8.1%
Carnival Corp.	53,758	2,650,269
Extended Stay America, Inc., UTS	256,694	3,978,757
Hyatt Hotels Corp. (Class A Stock)	39,149	2,646,472
International Game Technology PLC	353,780	5,175,802
MGM Resorts International	193,580	4,696,251
Playa Hotels & Resorts NV*	490,360	3,525,688
SeaWorld Entertainment, Inc.*	174,441	3,853,402
		26,526,641
Insurance 3.6%
Brighthouse Financial, Inc.*	72,885	2,221,535
Chubb Ltd.	27,064	3,496,127
MetLife, Inc.	147,735	6,065,999
		11,783,661
Interactive Media & Services 2.2%
Alphabet, Inc. (Class C Stock)*	6,886	7,131,210
Internet & Direct Marketing Retail 1.1%
Qurate Retail, Inc.*	181,761	3,547,975
IT Services 1.0%
Verra Mobility Corp.*	335,925	3,278,628
Leisure Products 1.0%
YETI Holdings, Inc.*(a)	209,225	3,104,899
Machinery 1.2%
Trinity Industries, Inc.	189,408	3,899,911
Media 2.5%
Comcast Corp. (Class A Stock)	111,637	3,801,240
Liberty Global PLC (United Kingdom) (Class C Stock)*	216,784	4,474,422
		8,275,662

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 2.3%
Agnico Eagle Mines Ltd. (Canada)	107,562	$ 4,345,504
Lundin Mining Corp. (Chile)	801,896	3,312,843
		7,658,347
Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.	92,358	4,048,975
Concho Resources, Inc.*(a)	38,778	3,985,991
Noble Energy, Inc.	209,546	3,931,083
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	58,164	3,389,216
		15,355,265
Pharmaceuticals 6.6%
Allergan PLC	40,464	5,408,418
AstraZeneca PLC (United Kingdom), ADR	102,175	3,880,607
Bristol-Myers Squibb Co.	110,188	5,727,572
Merck & Co., Inc.	86,691	6,624,059
		21,640,656
Professional Services 2.2%
ManpowerGroup, Inc.	30,791	1,995,257
Nielsen Holdings PLC	229,986	5,365,573
		7,360,830
Road & Rail 2.1%
Union Pacific Corp.	50,033	6,916,062
Semiconductors & Semiconductor Equipment 2.4%
Lam Research Corp.	14,699	2,001,563
QUALCOMM, Inc.	104,260	5,933,436
		7,934,999
Software 8.0%
BlackBerry Ltd. (Canada)*(a)	493,378	3,507,918
FireEye, Inc.*(a)	158,903	2,575,818
Microsoft Corp.	71,044	7,215,939
PTC, Inc.*	34,717	2,878,039
Teradata Corp.*(a)	130,530	5,007,131
Verint Systems, Inc.*	115,646	4,892,982
		26,077,827

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	35,809	$ 5,648,512
Pure Storage, Inc. (Class A Stock)*	156,691	2,519,591
		8,168,103
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc.	146,513	4,944,814
Tobacco 1.0%
Philip Morris International, Inc.	47,751	3,187,857
Trading Companies & Distributors 1.1%
Beacon Roofing Supply, Inc.*	113,267	3,592,829

Total Long-Term Investments (cost $328,092,795)		325,040,949

Short-Term Investments 3.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	209,105	209,105
PGIM Institutional Money Market Fund (cost $10,604,969; includes $10,582,470 of cash collateral for securities on loan)(b)(w)	10,605,795	10,604,734

Total Short-Term Investments (cost $10,814,074)		10,813,839

TOTAL INVESTMENTS 102.5% (cost $338,906,869)		335,854,788
Liabilities in excess of other assets (2.5)%		(8,125,086)

Net Assets 100.0%		$ 327,729,702

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,448,819; cash collateral of $10,582,470 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 6,584,667	$ —	$—
Airlines	4,197,139	—	—
Banks	24,850,056	—	—
Biotechnology	12,169,528	—	—
Capital Markets	12,286,794	—	—
Chemicals	7,569,867	—	—
Commercial Services & Supplies	1,851,184	—	—
Construction & Engineering	2,349,552	—	—
Construction Materials	3,369,514	—	—
Containers & Packaging	4,180,818	—	—
Diversified Consumer Services	9,645,550	—	—
Diversified Telecommunication Services	—	2,930,221	—
Electrical Equipment	6,570,397	—	—
Electronic Equipment, Instruments & Components	3,313,046	—	—
Energy Equipment & Services	3,592,303	—	—
Entertainment	10,601,062	—	—
Equity Real Estate Investment Trusts (REITs)	4,293,375	—	—
Food & Staples Retailing	5,919,217	—	—
Food Products	5,526,942	—	—
Health Care Providers & Services	12,853,541	—	—
Hotels, Restaurants & Leisure	26,526,641	—	—
Insurance	11,783,661	—	—
Interactive Media & Services	7,131,210	—	—
Internet & Direct Marketing Retail	3,547,975	—	—
IT Services	3,278,628	—	—
Leisure Products	3,104,899	—	—
Machinery	3,899,911	—	—
Media	8,275,662	—	—
Metals & Mining	7,658,347	—	—
Oil, Gas & Consumable Fuels	15,355,265	—	—
Pharmaceuticals	21,640,656	—	—
Professional Services	7,360,830	—	—
Road & Rail	6,916,062	—	—
Semiconductors & Semiconductor Equipment	7,934,999	—	—

PGIM Jennison Equity Opportunity Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Software	$ 26,077,827	$ —	$—
Technology Hardware, Storage & Peripherals	8,168,103	—	—
Textiles, Apparel & Luxury Goods	4,944,814	—	—
Tobacco	3,187,857	—	—
Trading Companies & Distributors	3,592,829	—	—

Affiliated Mutual Funds	10,813,839	—	—
Total	$332,924,567	$2,930,221	$—

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Aerospace & Defense 4.4%
Boeing Co. (The)	465,269	$ 150,049,252
Safran SA (France)	388,102	46,923,683
		196,972,935
Automobiles 2.4%
Tesla, Inc.*(a)	329,547	109,673,242
Banks 1.6%
JPMorgan Chase & Co.	759,295	74,122,378
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	525,057	51,119,550
BioMarin Pharmaceutical, Inc.*	574,442	48,913,736
Celgene Corp.*	376,030	24,099,763
Vertex Pharmaceuticals, Inc.*	393,340	65,180,371
		189,313,420
Capital Markets 2.2%
Goldman Sachs Group, Inc. (The)	302,233	50,488,023
S&P Global, Inc.	301,276	51,198,843
		101,686,866
Chemicals 0.9%
Albemarle Corp.(a)	517,821	39,908,464
Entertainment 4.4%
Activision Blizzard, Inc.	926,341	43,139,700
Netflix, Inc.*	586,134	156,884,627
		200,024,327
Equity Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	144,363	22,836,783
Crown Castle International Corp.	419,685	45,590,382
		68,427,165
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	424,707	86,517,063

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.6%
Edwards Lifesciences Corp.*	164,863	$ 25,252,065
Intuitive Surgical, Inc.*	95,766	45,864,253
		71,116,318
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	343,597	85,596,885
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.*	74,901	32,341,503
Marriott International, Inc. (Class A Stock)	662,663	71,938,695
McDonald’s Corp.	311,480	55,309,504
		159,589,702
Interactive Media & Services 11.8%
Alphabet, Inc. (Class A Stock)*	119,046	124,398,308
Alphabet, Inc. (Class C Stock)*	120,636	124,931,848
Facebook, Inc. (Class A Stock)*	963,093	126,251,861
Tencent Holdings Ltd. (China)	3,958,234	158,432,880
		534,014,897
Internet & Direct Marketing Retail 9.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	922,237	126,411,026
Amazon.com, Inc.*	175,935	264,249,092
Booking Holdings, Inc.*	26,006	44,793,254
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	431,327	7,638,801
		443,092,173
IT Services 11.1%
Adyen NV (Netherlands), 144A*	62,035	33,964,260
FleetCor Technologies, Inc.*	318,405	59,134,177
Mastercard, Inc. (Class A Stock)	922,920	174,108,858
PayPal Holdings, Inc.*	557,290	46,862,516
Square, Inc. (Class A Stock)*(a)	555,305	31,147,057
Visa, Inc. (Class A Stock)(a)	1,182,558	156,026,703
		501,243,571
Life Sciences Tools & Services 1.9%
Illumina, Inc.*	289,717	86,894,820

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.5%
Concho Resources, Inc.*	205,328	$ 21,105,665
Personal Products 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	492,188	64,033,659
Pharmaceuticals 4.2%
AstraZeneca PLC (United Kingdom), ADR(a)	2,575,726	97,826,073
Bristol-Myers Squibb Co.	708,671	36,836,719
Merck & Co., Inc.	724,100	55,328,481
		189,991,273
Road & Rail 1.0%
Union Pacific Corp.	329,923	45,605,256
Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc.	251,441	63,936,417
NVIDIA Corp.(a)	514,517	68,688,020
		132,624,437
Software 16.0%
Adobe, Inc.*	551,045	124,668,421
Microsoft Corp.	2,275,977	231,170,984
Red Hat, Inc.*	284,950	50,048,618
salesforce.com, Inc.*	1,260,564	172,659,451
ServiceNow, Inc.*	166,673	29,676,128
Splunk, Inc.*	485,539	50,908,764
Workday, Inc. (Class A Stock)*(a)	418,392	66,808,834
		725,941,200
Specialty Retail 1.6%
Home Depot, Inc. (The)	415,080	71,319,046
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	932,030	147,018,412
Textiles, Apparel & Luxury Goods 3.7%
Kering SA (France)	125,819	59,329,941

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	195,456	$ 23,769,404
NIKE, Inc. (Class B Stock)	1,116,031	82,742,538
		165,841,883

Total Long-Term Investments (cost $2,597,004,840)		4,511,675,057

Short-Term Investments 9.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	21,972,503	21,972,503
PGIM Institutional Money Market Fund (cost $417,630,528; includes $416,710,799 of cash collateral for securities on loan)(b)(w)	417,664,789	417,623,022

Total Short-Term Investments (cost $439,603,031)		439,595,525

TOTAL INVESTMENTS 109.3% (cost $3,036,607,871)		4,951,270,582
Liabilities in excess of other assets (9.3)%		(419,787,275)

Net Assets 100.0%		$ 4,531,483,307

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $407,127,044; cash collateral of $416,710,799 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of December 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 150,049,252	$ 46,923,683	$—
Automobiles	109,673,242	—	—
Banks	74,122,378	—	—
Biotechnology	189,313,420	—	—
Capital Markets	101,686,866	—	—
Chemicals	39,908,464	—	—
Entertainment	200,024,327	—	—
Equity Real Estate Investment Trusts (REITs)	68,427,165	—	—
Food & Staples Retailing	86,517,063	—	—
Health Care Equipment & Supplies	71,116,318	—	—
Health Care Providers & Services	85,596,885	—	—
Hotels, Restaurants & Leisure	159,589,702	—	—
Interactive Media & Services	375,582,017	158,432,880	—
Internet & Direct Marketing Retail	443,092,173	—	—
IT Services	467,279,311	33,964,260	—
Life Sciences Tools & Services	86,894,820	—	—
Oil, Gas & Consumable Fuels	21,105,665	—	—
Personal Products	64,033,659	—	—
Pharmaceuticals	189,991,273	—	—
Road & Rail	45,605,256	—	—
Semiconductors & Semiconductor Equipment	132,624,437	—	—
Software	725,941,200	—	—
Specialty Retail	71,319,046	—	—
Technology Hardware, Storage & Peripherals	147,018,412	—	—
Textiles, Apparel & Luxury Goods	106,511,942	59,329,941	—

Affiliated Mutual Funds	439,595,525	—	—
Total	$4,652,619,818	$298,650,764	$—

Glossary
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
PRFC—Preference Shares
REITs—Real Estate Investment Trusts
RSP—Savings Shares
SDR—Sweden Depositary Receipt
SLM—Student Loan Mortgage
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
TIPS—Treasury Inflation-Protected Securities
USAID—United States Agency for International Development
UTS—Unit Trust Security

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.
Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Series is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    February 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date    February 14, 2019

*	Print the name and title of each signing officer under his or her signature.